Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	175,189	776,086
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,012,780	9,591,027
Total Alternative Strategies Funds (Cost $15,494,558)		13,822,591

Common Stocks 4.2%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.0%
Nippon Telegraph & Telephone Corp.	1,300	64,536
Entertainment 0.0%
Glu Mobile, Inc.(b)	2,020	11,979
Interactive Media & Services 0.1%
Auto Trader Group PLC	9,355	68,163
DHI Group, Inc.(b)	1,850	6,697
Meet Group, Inc. (The)(b)	3,700	15,762
Total		90,622
Media 0.1%
Gray Television, Inc.(b)	370	6,072
National CineMedia, Inc.	1,340	11,249
Publicis Groupe SA	1,796	77,297
TechTarget, Inc.(b)	425	10,370
TEGNA, Inc.	340	5,110
Telenet Group Holding NV(b)	1,623	79,740
WPP PLC	7,582	94,620
Total		284,458
Wireless Telecommunication Services 0.0%
Shenandoah Telecommunications Co.	363	11,674
Total Communication Services		463,269
Consumer Discretionary 0.5%
Auto Components 0.0%
Dana, Inc.	250	4,057
Modine Manufacturing Co.(b)	760	8,687
Total		12,744
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.1%
Fiat Chrysler Automobiles NV	5,594	86,812
Peugeot SA	3,802	96,290
Total		183,102
Distributors 0.0%
Funko, Inc., Class A(b)	595	10,710
Diversified Consumer Services 0.0%
Career Education Corp.(b)	490	6,938
Collectors Universe, Inc.	505	14,473
K12, Inc.(b)	550	10,885
Total		32,296
Hotels, Restaurants & Leisure 0.0%
Boyd Gaming Corp.	70	1,908
Brinker International, Inc.	378	16,802
Dine Brands Global, Inc.	198	14,484
Everi Holdings, Inc.(b)	1,640	16,498
SeaWorld Entertainment, Inc.(b)	565	14,927
Total		64,619
Household Durables 0.1%
Berkeley Group Holdings PLC	2,036	116,051
Ethan Allen Interiors, Inc.	140	2,760
M/I Homes, Inc.(b)	200	8,836
Sekisui House Ltd.	4,200	90,570
Sony Corp.	900	54,782
Taylor Morrison Home Corp., Class A(b)	715	17,911
Total		290,910
Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	8,900	84,848
Stamps.com, Inc.(b)	135	11,398
Total		96,246
Leisure Products 0.0%
Bandai Namco Holdings, Inc.	300	18,447
Malibu Boats, Inc., Class A(b)	505	16,473
MasterCraft Boat Holdings, Inc.(b)	345	5,434
Sturm Ruger & Co., Inc.	173	7,916
Total		48,270
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.0%
Marks & Spencer Group PLC	2,253	5,308
Specialty Retail 0.1%
Genesco, Inc.(b)	305	11,849
Hibbett Sports, Inc.(b)	545	13,004
Lithia Motors, Inc., Class A	111	17,480
Office Depot, Inc.	5,300	10,918
Rent-A-Center, Inc.	495	12,806
Shoe Carnival, Inc.	70	2,323
Sleep Number Corp.(b)	252	12,126
Sportsman’s Warehouse Holdings, Inc.(b)	1,600	10,896
Total		91,402
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	350	108,070
Burberry Group PLC	1,230	32,616
Crocs, Inc.(b)	70	2,449
Deckers Outdoor Corp.(b)	109	16,666
Fossil Group, Inc.(b)	955	10,390
Kering SA	113	64,297
Pandora A/S	1,471	72,382
Total		306,870
Total Consumer Discretionary		1,142,477
Consumer Staples 0.4%
Beverages 0.1%
Carlsberg A/S, Class B	649	91,395
Coca-Cola European Partners PLC	1,788	95,676
Total		187,071
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	330	13,012
Koninklijke Ahold Delhaize NV	4,220	105,163
Metro AG	4,992	81,516
SpartanNash Co.	940	12,309
Total		212,000
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	169	17,934
Nestlé SA, Registered Shares	1,608	172,026
Total		189,960
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.0%
Edgewell Personal Care Co.(b)	295	10,325
Medifast, Inc.	136	15,088
Unilever PLC	433	25,928
Usana Health Sciences, Inc.(b)	165	12,228
Total		63,569
Tobacco 0.1%
British American Tobacco PLC	3,071	107,411
Swedish Match AB	1,877	88,178
Universal Corp.	167	9,152
Vector Group Ltd.	315	3,843
Total		208,584
Total Consumer Staples		861,184
Energy 0.2%
Energy Equipment & Services 0.0%
DMC Global Inc	85	3,803
Liberty Oilfield Services, Inc., Class A	760	7,000
Matrix Service Co.(b)	770	14,445
NexTier Oilfield Solutions, Inc.(b)	2,840	12,269
Total		37,517
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	877	24,326
California Resources Corp.(b)	635	3,550
CVR Energy, Inc.	345	16,360
Delek U.S. Holdings, Inc.	380	15,181
Denbury Resources, Inc.(b)	825	823
ENI SpA	5,847	88,705
REX American Resources Corp.(b)	25	2,023
Royal Dutch Shell PLC, Class B	6,452	185,816
Santos Ltd.	10,045	56,187
Southwestern Energy Co.(b)	1,525	3,126
W&T Offshore, Inc.(b)	620	2,498
World Fuel Services Corp.	240	10,025
Total		408,620
Total Energy		446,137

2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.8%
Banks 0.3%
Banco Bilbao Vizcaya Argentaria SA	16,246	85,565
Bancorp, Inc. (The)(b)	1,620	17,658
Bank Leumi Le-Israel BM	7,494	54,588
BNP Paribas SA	498	26,025
Cathay General Bancorp	515	18,319
Commerzbank AG	4,299	25,724
ConnectOne Bancorp, Inc.	365	8,862
Customers Bancorp, Inc.(b)	689	16,247
DBS Group Holdings Ltd.	2,500	47,652
First BanCorp	1,670	17,568
Fulton Financial Corp.	760	12,966
Great Southern Bancorp, Inc.	237	14,320
Hancock Whitney Corp.	470	18,330
Hilltop Holdings, Inc.	695	16,235
Iberiabank Corp.	174	12,770
International Bancshares Corp.	445	18,227
Israel Discount Bank Ltd.	1,506	6,882
Mediobanca Banca di Credito Finanziario SpA	1,245	14,805
Metropolitan Bank Holding Corp.(b)	45	1,932
Nicolet Bankshares, Inc.(b)	51	3,518
OFG Bancorp	760	15,436
Preferred Bank	211	11,248
Raiffeisen Bank International AG	1,866	45,977
Sandy Spring Bancorp, Inc.	300	10,350
Sumitomo Mitsui Trust Holdings, Inc.	1,800	65,602
United Community Banks, Inc.	325	9,818
United Overseas Bank Ltd.	300	5,906
Total		602,530
Capital Markets 0.1%
Ashford, Inc.(b)	4	88
Cohen & Steers, Inc.	278	18,192
Federated Investors, Inc., Class B	595	19,004
Natixis SA	9,266	42,571
Singapore Exchange	13,500	88,635
Waddell & Reed Financial, Inc., Class A	315	5,217
Total		173,707
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.1%
Credit Saison Co., Ltd.	4,300	62,267
Encore Capital Group, Inc.(b)	455	15,102
Enova International, Inc.(b)	610	14,329
Nelnet, Inc., Class A	253	15,501
Regional Management Corp.(b)	415	12,006
Total		119,205
Diversified Financial Services 0.0%
ORIX Corp.	7,000	110,004
Insurance 0.3%
Allianz SE, Registered Shares	645	157,524
American Equity Investment Life Holding Co.	510	12,587
Assicurazioni Generali SpA	5,098	103,375
AXA SA	3,503	92,729
CNP Assurances	4,301	85,372
Dai-ichi Life Holdings, Inc.	2,700	44,008
Employers Holdings, Inc.	390	16,513
Genworth Financial, Inc., Class A(b)	1,725	7,383
Sampo OYJ, Class A	444	18,195
Selective Insurance Group, Inc.	45	3,110
Swiss Life Holding AG, Registered Shares	96	48,078
Tokio Marine Holdings, Inc.	100	5,406
Universal Insurance Holdings, Inc.	293	7,943
Total		602,223
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	400	6,200
Ellington Financial, Inc.	790	14,552
PennyMac Mortgage Investment Trust	705	16,137
Total		36,889
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	447	23,284
Federal Agricultural Mortgage Corp.	201	17,023
Flagstar Bancorp, Inc.	375	13,628
Merchants Bancorp	125	2,041
NMI Holdings, Inc., Class A(b)	600	17,550
Radian Group, Inc.	965	24,221
Total		97,747
Total Financials		1,742,305

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.6%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	360	15,268
Apellis Pharmaceuticals, Inc.(b)	230	6,760
Arena Pharmaceuticals, Inc.(b)	195	9,499
ArQule, Inc.(b)	260	2,629
Arrowhead Pharmaceuticals, Inc.(b)	130	5,206
Atara Biotherapeutics, Inc.(b)	270	2,948
BeiGene Ltd., ADR(b)	119	16,462
bluebird bio, Inc.(b)	61	4,941
Blueprint Medicines Corp.(b)	120	8,261
Dynavax Technologies Corp.(b)	975	4,963
FibroGen, Inc.(b)	105	4,111
Global Blood Therapeutics, Inc.(b)	80	3,836
Gossamer Bio, Inc.(b)	256	5,267
Immunomedics, Inc.(b)	900	14,400
Insmed, Inc.(b)	443	8,235
Medicines Co. (The)(b)	220	11,548
Mirati Therapeutics, Inc.(b)	105	9,889
Precision BioSciences, Inc.(b)	477	3,096
Repligen Corp.(b)	65	5,167
Rubius Therapeutics, Inc.(b)	380	3,359
Sage Therapeutics, Inc.(b)	56	7,596
Sarepta Therapeutics, Inc.(b)	69	5,731
SpringWorks Therapeutics, Inc.(b)	359	6,857
TCR2 Therapeutics, Inc.(b)	480	5,966
Turning Point Therapeutics, Inc.(b)	180	6,905
Ultragenyx Pharmaceutical, Inc.(b)	70	2,810
uniQure NV(b)	142	7,106
Total		188,816
Health Care Equipment & Supplies 0.1%
CryoLife, Inc.(b)	360	8,082
Integer Holdings Corp.(b)	228	17,656
Lantheus Holdings, Inc.(b)	765	15,950
Meridian Bioscience, Inc.	1,240	12,140
Natus Medical, Inc.(b)	390	13,135
NuVasive, Inc.(b)	120	8,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Quidel Corp.(b)	289	16,444
Varex Imaging Corp.(b)	475	14,255
Total		106,127
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,100	24,562
Corvel Corp.(b)	171	13,529
Cross Country Healthcare, Inc.(b)	780	8,432
Magellan Health, Inc.(b)	254	16,484
Medipal Holdings Corp.	2,500	57,119
Owens & Minor, Inc.	425	2,860
R1 RCM, Inc.(b)	620	6,591
Suzuken Co., Ltd.	1,500	80,091
Tenet Healthcare Corp.(b)	335	8,489
Total		218,157
Health Care Technology 0.0%
HealthStream, Inc.(b)	535	15,012
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	226	16,641
Syneos Health, Inc.(b)	382	19,157
Total		35,798
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	235	5,215
Amphastar Pharmaceuticals, Inc.(b)	690	13,327
Astellas Pharma, Inc.	7,300	125,288
Dainippon Sumitomo Pharma Co., Ltd.	2,200	38,397
Endo International PLC(b)	320	1,469
GlaxoSmithKline PLC	5,420	124,145
GW Pharmaceuticals PLC, ADR(b)	85	11,375
Horizon Therapeutics PLC(b)	170	4,915
Novartis AG, Registered Shares	1,752	153,081
Odonate Therapeutics, Inc.(b)	300	9,528
Reata Pharmaceuticals, Inc., Class A(b)	95	19,577
Roche Holding AG, Genusschein Shares	706	212,475
Supernus Pharmaceuticals, Inc.(b)	190	5,280
Total		724,072
Total Health Care		1,287,982

4	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.6%
Aerospace & Defense 0.0%
Vectrus, Inc.(b)	45	2,057
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	415	8,263
Radiant Logistics, Inc.(b)	1,650	8,893
SG Holdings Co., Ltd.	2,500	61,910
Total		79,066
Building Products 0.1%
Advanced Drainage Systems, Inc.	495	18,325
American Woodmark Corp.(b)	189	18,741
Builders FirstSource, Inc.(b)	885	20,010
Caesarstone Ltd.	270	4,560
CSW Industrials, Inc.	230	15,921
Gibraltar Industries, Inc.(b)	360	19,163
Quanex Building Products Corp.	800	15,432
Total		112,152
Commercial Services & Supplies 0.0%
Brady Corp., Class A	189	10,648
Deluxe Corp.	181	9,381
Ennis, Inc.	130	2,547
Herman Miller, Inc.	395	18,368
HNI Corp.	400	15,200
Total		56,144
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	2,561	103,921
CIMIC Group Ltd.	3,028	69,005
Eiffage SA	74	7,948
EMCOR Group, Inc.	238	20,875
Great Lakes Dredge & Dock Corp.(b)	1,510	16,232
MasTec, Inc.(b)	299	18,819
Skanska AB, Class B	4,772	101,676
Total		338,476
Electrical Equipment 0.1%
Atkore International Group, Inc.(b)	545	18,911
Schneider Electric SE	1,180	109,670
Total		128,581
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
EnPro Industries, Inc.	241	16,762
Mitsubishi Heavy Industries Ltd.	2,200	89,033
Mueller Industries, Inc.	560	17,231
Rexnord Corp.(b)	315	8,911
SKF AB, Class B	3,161	57,234
Sumitomo Heavy Industries Ltd.	2,200	68,336
Wabash National Corp.	970	13,832
Total		271,339
Marine 0.0%
Costamare, Inc.	1,050	8,253
Professional Services 0.1%
Adecco Group AG, Registered Shares	1,515	90,061
Barrett Business Services, Inc.	171	15,002
FTI Consulting, Inc.(b)	74	8,056
Heidrick & Struggles International, Inc.	465	13,234
Kforce, Inc.	460	18,819
Wolters Kluwer NV	1,313	96,706
Total		241,878
Road & Rail 0.0%
ArcBest Corp.	272	7,858
Aurizon Holdings Ltd.	20,509	83,436
Total		91,294
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	700	18,893
Foundation Building Materials, Inc.(b)	725	13,478
GMS, Inc.(b)	535	16,028
Titan Machinery, Inc.(b)	360	5,976
Veritiv Corp.(b)	980	13,367
Total		67,742
Transportation Infrastructure 0.0%
Kamigumi Co., Ltd.	3,400	76,878
Total Industrials		1,473,860
Information Technology 0.4%
Communications Equipment 0.0%
ADTRAN, Inc.	700	6,167
Extreme Networks, Inc.(b)	2,025	13,041
Total		19,208

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	37	2,139
Belden, Inc.	314	16,102
Benchmark Electronics, Inc.	555	18,814
Fabrinet(b)	341	19,174
Tech Data Corp.(b)	148	17,982
Venture Corp., Ltd.	3,300	38,279
Vishay Intertechnology, Inc.	960	19,344
Vishay Precision Group, Inc.(b)	455	15,493
Total		147,327
IT Services 0.1%
Capgemini SE	84	9,469
Cardtronics PLC, Class A(b)	510	17,473
Cass Information Systems, Inc.	62	3,553
EVERTEC, Inc.	520	15,907
Hackett Group	250	4,227
KBR, Inc.	590	16,614
MAXIMUS, Inc.	163	12,509
Nomura Research Institute Ltd.	1,000	21,231
Perspecta, Inc.	545	14,464
TTEC Holdings, Inc.	332	15,727
Total		131,174
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	1,600	72,814
Amkor Technology, Inc.(b)	1,284	15,960
Cirrus Logic, Inc.(b)	237	16,107
MACOM Technology Solutions Holdings, Inc.(b)	430	9,778
NXP Semiconductors NV	362	41,152
Synaptics, Inc.(b)	450	18,949
Tokyo Electron Ltd.	600	121,559
Total		296,319
Software 0.1%
Check Point Software Technologies Ltd.(b)	208	23,381
CommVault Systems, Inc.(b)	358	17,782
Intelligent Systems Corp.(b)	115	5,195
j2 Global, Inc.	237	22,506
Progress Software Corp.	425	16,949
Qualys, Inc.(b)	104	8,874
Common Stocks (continued)
Issuer	Shares	Value ($)
Sage Group PLC (The)	774	7,214
SPS Commerce, Inc.(b)	298	15,725
TiVo Corp.	1,640	13,350
Total		130,976
Technology Hardware, Storage & Peripherals 0.0%
FUJIFILM Holdings Corp.	2,100	92,195
NEC Corp.	200	7,926
Total		100,121
Total Information Technology		825,125
Materials 0.2%
Chemicals 0.0%
Chase Corp.	56	6,560
Covestro AG	1,325	63,629
Ingevity Corp.(b)	193	16,253
Koppers Holdings, Inc.(b)	110	3,531
Stepan Co.	122	11,922
Total		101,895
Construction Materials 0.0%
Taiheiyo Cement Corp.	800	22,631
U.S. Concrete, Inc.(b)	297	15,521
Total		38,152
Metals & Mining 0.2%
Anglo American PLC	2,622	67,483
BHP Group Ltd.	4,718	115,650
Fortescue Metals Group Ltd.	7,183	43,964
Materion Corp.	266	15,119
Rio Tinto PLC	2,373	123,543
Schnitzer Steel Industries, Inc., Class A	685	14,618
Total		380,377
Paper & Forest Products 0.0%
Verso Corp., Class A(b)	1,135	16,616
Total Materials		537,040
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	6	2,072
American Assets Trust, Inc.	345	16,891
Ashford Hospitality Trust, Inc.	1,600	4,368
Braemar Hotels & Resorts, Inc.	490	4,523

6	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CareTrust REIT, Inc.	280	6,787
CoreCivic, Inc.	840	12,818
CorEnergy Infrastructure Trust, Inc.	348	16,763
EastGroup Properties, Inc.	147	19,691
GEO Group, Inc. (The)	800	12,176
Investors Real Estate Trust	232	17,555
Lexington Realty Trust	1,670	18,170
Mirvac Group	43,282	95,908
PS Business Parks, Inc.	112	20,222
Retail Value, Inc.	395	14,461
Ryman Hospitality Properties, Inc.	47	3,956
Uniti Group, Inc.	1,890	13,079
Washington Prime Group, Inc.	1,175	4,958
Xenia Hotels & Resorts, Inc.	580	12,209
Total		296,607
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	500	3,479
Henderson Land Development Co., Ltd.	18,000	89,902
Kerry Properties Ltd.	2,000	6,467
RE/MAX Holdings, Inc., Class A	55	1,840
RMR Group, Inc. (The), Class A	315	15,246
Swire Pacific Ltd., Class A	3,000	28,597
Total		145,531
Total Real Estate		442,138
Utilities 0.1%
Electric Utilities 0.0%
Enel SpA	1,036	8,029
Otter Tail Corp.	34	1,927
Portland General Electric Co.	394	22,411
Total		32,367
Gas Utilities 0.0%
Chesapeake Utilities Corp.	172	16,305
Naturgy Energy Group SA	3,227	87,920
Southwest Gas Holdings, Inc.	237	20,690
Total		124,915
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	14,190	41,828
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.1%
AGL Energy Ltd.	6,339	86,531
Avista Corp.	363	17,435
Centrica PLC	41,917	39,447
NorthWestern Corp.	225	16,317
Unitil Corp.	125	7,784
Total		167,514
Total Utilities		366,624
Total Common Stocks (Cost $9,034,826)		9,588,141

Equity Funds 17.6%
	Shares	Value ($)
International 3.3%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	157,039	1,074,145
Columbia Emerging Markets Fund, Institutional 3 Class(a)	196,554	2,606,308
Columbia Overseas Core Fund, Institutional 3 Class(a)	272,038	2,679,576
Columbia Overseas Value Fund, Institutional 3 Class(a)	116,676	1,117,758
Total		7,477,787
U.S. Large Cap 14.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	128,994	3,504,760
Columbia Disciplined Core Fund, Institutional 3 Class(a)	731,880	9,170,459
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	637,379	6,099,721
Columbia Disciplined Value Fund, Institutional 3 Class(a)	665,879	6,598,857
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	469,414	6,675,068
Total		32,048,865
U.S. Small Cap 0.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	7,125	160,591
Total Equity Funds (Cost $35,430,533)		39,687,243

Fixed-Income Funds 58.3%

Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	260,051	2,912,569

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 1.9%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	439,888	4,381,289
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	458,409	4,469,493
Investment Grade 53.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,458,838	15,594,981
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,040,449	10,456,512
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	296,453	3,035,673
Columbia Quality Income Fund, Institutional 3 Class(a)	5,810,296	32,305,245
Columbia Short Term Bond Fund, Institutional 3 Class(a)	1,567,873	15,694,406
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,426,240	13,406,657
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,544,915	29,470,119
Total		119,963,593
Total Fixed-Income Funds (Cost $128,451,038)		131,726,944

Money Market Funds 13.2%

Columbia Government Money Market Fund, Institutional 3 Class, 1.425%(a),(c)	649,786	649,786
Columbia Short-Term Cash Fund, 1.938%(a),(c)	29,231,012	29,228,089
Total Money Market Funds (Cost $29,879,720)		29,877,875
Total Investments in Securities (Cost: $218,290,675)		224,702,794
Other Assets & Liabilities, Net		1,327,837
Net Assets		226,030,631

At October 31, 2019, securities and/or cash totaling $1,091,602 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
98,000 AUD	67,272 USD	JPMorgan	12/19/2019	—	(368)
40,000 CHF	40,535 USD	JPMorgan	12/19/2019	—	(163)
135,000 DKK	20,195 USD	JPMorgan	12/19/2019	—	(32)
142,000 ILS	40,358 USD	JPMorgan	12/19/2019	—	(26)
31,000 NZD	19,935 USD	JPMorgan	12/19/2019	42	—
259,000 SEK	26,954 USD	JPMorgan	12/19/2019	56	—
46,000 SGD	33,792 USD	JPMorgan	12/19/2019	—	(36)
100,899 USD	78,000 GBP	JPMorgan	12/19/2019	299	—
20,283 USD	185,000 NOK	JPMorgan	12/19/2019	—	(159)
Total				397	(784)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Stoxx 50	29	12/2019	EUR	1,046,610	24,465	—
FTSE/MIB Index	5	12/2019	EUR	566,550	22,988	—
S&P 500 E-mini	4	12/2019	USD	607,160	4,370	—
U.S. Treasury 10-Year Note	169	12/2019	USD	22,020,172	—	(185,666)
U.S. Ultra Treasury Bond	21	12/2019	USD	3,984,750	—	(117,799)
Total					51,823	(303,465)

8	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	(6)	12/2019	USD	(587,160)	—	(9,837)
MSCI Emerging Markets Index	(78)	12/2019	USD	(4,061,460)	—	(62,628)
Russell 2000 E-mini	(8)	12/2019	USD	(625,360)	—	(27,150)
TOPIX Index	(16)	12/2019	JPY	(266,960,000)	—	(195,465)
Total					—	(295,080)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.990	USD	2,323,000	10,483	—	—	10,483	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	186,681	40,890	(52,382)	175,189	—	(56,416)	60,297	—	776,086
Columbia Contrarian Core Fund, Institutional 3 Class
	151,391	8,202	(30,599)	128,994	—	186,666	304,249	—	3,504,760
Columbia Contrarian Europe Fund, Institutional 3 Class
	181,857	16,092	(40,910)	157,039	—	18,988	111,524	—	1,074,145
Columbia Corporate Income Fund, Institutional 3 Class
	1,584,004	60,118	(185,284)	1,458,838	—	19,853	1,216,878	402,570	15,594,981
Columbia Disciplined Core Fund, Institutional 3 Class
	800,782	49,157	(118,059)	731,880	—	383,107	429,346	—	9,170,459
Columbia Disciplined Growth Fund, Institutional 3 Class
	714,084	77,149	(153,854)	637,379	—	4,870	595,362	—	6,099,721
Columbia Disciplined Value Fund, Institutional 3 Class
	722,928	122,563	(179,612)	665,879	—	116,008	323,732	—	6,598,857
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	263,079	18,618	(21,646)	260,051	—	(2,933)	53,075	78,722	2,912,569
Columbia Emerging Markets Fund, Institutional 3 Class
	223,639	17,956	(45,041)	196,554	—	153,662	110,180	—	2,606,308
Columbia Government Money Market Fund, Institutional 3 Class, 1.425%
	844,570	332,864	(527,648)	649,786	—	—	—	11,177	649,786
Columbia Income Opportunities Fund, Institutional 3 Class
	467,329	33,706	(61,147)	439,888	—	(2,353)	206,457	171,827	4,381,289
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	489,002	17,498	(48,091)	458,409	—	(46,838)	315,004	—	4,469,493
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,083,059	48,397	(91,007)	1,040,449	—	(11,995)	372,545	212,552	10,456,512
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	310,880	20,380	(34,807)	296,453	—	4,096	81,836	82,585	3,035,673
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(271,938)	—	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class
	966,411	46,369	—	1,012,780	—	—	373,378	432,975	9,591,027
Columbia Overseas Core Fund, Institutional 3 Class
	289,432	24,844	(42,238)	272,038	10,109	(24,650)	233,765	5,863	2,679,576
Columbia Overseas Value Fund, Institutional 3 Class
	122,955	12,467	(18,746)	116,676	—	24,780	52,827	902	1,117,758
Columbia Quality Income Fund, Institutional 3 Class
	6,053,323	262,531	(505,558)	5,810,296	—	(402)	1,071,037	787,878	32,305,245
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	509,436	45,188	(85,210)	469,414	204,484	195,928	307,654	14,727	6,675,068
Columbia Short Term Bond Fund, Institutional 3 Class
	1,605,559	89,950	(127,636)	1,567,873	—	21,918	169,388	446,741	15,694,406
Columbia Short-Term Cash Fund, 1.938%
	28,626,985	8,984,003	(8,379,976)	29,231,012	—	(300)	323	515,151	29,228,089
Columbia Small Cap Index Fund, Institutional 3 Class
	6,955	170	—	7,125	3,693	—	3,123	—	160,591
Columbia Total Return Bond Fund, Institutional 3 Class
	1,507,411	61,200	(142,371)	1,426,240	—	7,137	671,375	346,795	13,406,657
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	2,703,849	87,263	(246,197)	2,544,915	—	(21,439)	1,596,975	469,010	29,470,119
Total					218,286	969,687	8,388,392	3,979,475	215,114,653

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
10	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2019 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	11

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.2%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	498,240	2,207,202
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,243,754	21,248,348
Total Alternative Strategies Funds (Cost $29,359,371)		26,911,028

Common Stocks 2.9%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Nippon Telegraph & Telephone Corp.	2,000	99,286
Entertainment 0.0%
Glu Mobile, Inc.(b)	3,350	19,865
Interactive Media & Services 0.0%
Auto Trader Group PLC	14,289	104,114
DHI Group, Inc.(b)	3,050	11,041
Meet Group, Inc. (The)(b)	6,150	26,199
Total		141,354
Media 0.1%
Gray Television, Inc.(b)	620	10,174
National CineMedia, Inc.	2,225	18,679
Publicis Groupe SA	2,749	118,313
TechTarget, Inc.(b)	710	17,324
TEGNA, Inc.	575	8,642
Telenet Group Holding NV(b)	2,484	122,042
WPP PLC	11,629	145,125
Total		440,299
Wireless Telecommunication Services 0.0%
Shenandoah Telecommunications Co.	605	19,457
Total Communication Services		720,261
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	420	6,817
Modine Manufacturing Co.(b)	1,275	14,573
Total		21,390
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.1%
Fiat Chrysler Automobiles NV	8,580	133,151
Peugeot SA	5,818	147,347
Total		280,498
Distributors 0.0%
Funko, Inc., Class A(b)	990	17,820
Diversified Consumer Services 0.0%
Career Education Corp.(b)	810	11,470
Collectors Universe, Inc.	840	24,074
K12, Inc.(b)	915	18,108
Total		53,652
Hotels, Restaurants & Leisure 0.0%
Boyd Gaming Corp.	120	3,270
Brinker International, Inc.	630	28,003
Dine Brands Global, Inc.	329	24,066
Everi Holdings, Inc.(b)	2,725	27,414
SeaWorld Entertainment, Inc.(b)	935	24,703
Total		107,456
Household Durables 0.1%
Berkeley Group Holdings PLC	3,116	177,610
Ethan Allen Interiors, Inc.	230	4,533
M/I Homes, Inc.(b)	330	14,579
Sekisui House Ltd.	6,400	138,012
Sony Corp.	1,400	85,217
Taylor Morrison Home Corp., Class A(b)	1,190	29,810
Total		449,761
Internet & Direct Marketing Retail 0.0%
Rakuten, Inc.	13,600	129,654
Stamps.com, Inc.(b)	225	18,997
Total		148,651
Leisure Products 0.0%
Bandai Namco Holdings, Inc.	500	30,744
Malibu Boats, Inc., Class A(b)	835	27,238
MasterCraft Boat Holdings, Inc.(b)	570	8,977
Sturm Ruger & Co., Inc.	285	13,042
Total		80,001
12	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.0%
Marks & Spencer Group PLC	3,456	8,142
Specialty Retail 0.0%
Genesco, Inc.(b)	510	19,813
Hibbett Sports, Inc.(b)	910	21,713
Lithia Motors, Inc., Class A	185	29,134
Office Depot, Inc.	8,800	18,128
Rent-A-Center, Inc.	820	21,213
Shoe Carnival, Inc.	115	3,817
Sleep Number Corp.(b)	415	19,970
Sportsman’s Warehouse Holdings, Inc.(b)	2,650	18,047
Total		151,835
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	536	165,501
Burberry Group PLC	1,883	49,932
Crocs, Inc.(b)	120	4,199
Deckers Outdoor Corp.(b)	181	27,675
Fossil Group, Inc.(b)	1,585	17,245
Kering SA	173	98,436
Pandora A/S	2,247	110,566
Total		473,554
Total Consumer Discretionary		1,792,760
Consumer Staples 0.3%
Beverages 0.0%
Carlsberg A/S, Class B	994	139,979
Coca-Cola European Partners PLC	2,737	146,457
Total		286,436
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	550	21,687
Koninklijke Ahold Delhaize NV	6,456	160,884
Metro AG	7,638	124,724
SpartanNash Co.	1,570	20,559
Total		327,854
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	281	29,820
Nestlé SA, Registered Shares	2,466	263,816
Total		293,636
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.0%
Edgewell Personal Care Co.(b)	490	17,150
Medifast, Inc.	227	25,183
Unilever PLC	663	39,700
Usana Health Sciences, Inc.(b)	275	20,380
Total		102,413
Tobacco 0.1%
British American Tobacco PLC	4,691	164,072
Swedish Match AB	2,879	135,250
Universal Corp.	280	15,344
Vector Group Ltd.	525	6,405
Total		321,071
Total Consumer Staples		1,331,410
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	140	6,264
Liberty Oilfield Services, Inc., Class A	1,260	11,604
Matrix Service Co.(b)	1,290	24,200
NexTier Oilfield Solutions, Inc.(b)	4,750	20,520
Total		62,588
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	1,342	37,224
California Resources Corp.(b)	1,055	5,897
CVR Energy, Inc.	575	27,266
Delek U.S. Holdings, Inc.	630	25,168
Denbury Resources, Inc.(b)	1,300	1,298
ENI SpA	8,944	135,689
REX American Resources Corp.(b)	42	3,399
Royal Dutch Shell PLC, Class B	9,877	284,455
Santos Ltd.	15,406	86,174
Southwestern Energy Co.(b)	2,550	5,228
W&T Offshore, Inc.(b)	1,050	4,232
World Fuel Services Corp.	395	16,499
Total		632,529
Total Energy		695,117

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.5%
Banks 0.2%
Banco Bilbao Vizcaya Argentaria SA	24,815	130,696
Bancorp, Inc. (The)(b)	2,700	29,430
Bank Leumi Le-Israel BM	11,468	83,536
BNP Paribas SA	762	39,822
Cathay General Bancorp	860	30,590
Commerzbank AG	6,581	39,379
ConnectOne Bancorp, Inc.	610	14,811
Customers Bancorp, Inc.(b)	1,151	27,141
DBS Group Holdings Ltd.	3,800	72,431
First BanCorp	2,775	29,193
Fulton Financial Corp.	1,260	21,496
Great Southern Bancorp, Inc.	395	23,866
Hancock Whitney Corp.	780	30,420
Hilltop Holdings, Inc.	1,160	27,098
Iberiabank Corp.	290	21,283
International Bancshares Corp.	745	30,515
Israel Discount Bank Ltd.	2,305	10,533
Mediobanca Banca di Credito Finanziario SpA	1,902	22,617
Metropolitan Bank Holding Corp.(b)	75	3,220
Nicolet Bankshares, Inc.(b)	85	5,863
OFG Bancorp	1,260	25,591
Preferred Bank	350	18,658
Raiffeisen Bank International AG	2,862	70,518
Sandy Spring Bancorp, Inc.	500	17,250
Sumitomo Mitsui Trust Holdings, Inc.	2,700	98,403
United Community Banks, Inc.	540	16,313
United Overseas Bank Ltd.	500	9,844
Total		950,517
Capital Markets 0.1%
Ashford, Inc.(b)	6	143
Cohen & Steers, Inc.	465	30,430
Federated Investors, Inc., Class B	990	31,620
Natixis SA	14,180	65,147
Singapore Exchange	20,700	135,907
Waddell & Reed Financial, Inc., Class A	520	8,611
Total		271,858
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.0%
Credit Saison Co., Ltd.	6,600	95,573
Encore Capital Group, Inc.(b)	755	25,058
Enova International, Inc.(b)	1,020	23,960
Nelnet, Inc., Class A	420	25,733
Regional Management Corp.(b)	690	19,962
Total		190,286
Diversified Financial Services 0.0%
ORIX Corp.	10,700	168,150
Insurance 0.2%
Allianz SE, Registered Shares	986	240,804
American Equity Investment Life Holding Co.	850	20,978
Assicurazioni Generali SpA	7,818	158,529
AXA SA	5,359	141,859
CNP Assurances	6,569	130,390
Dai-ichi Life Holdings, Inc.	4,100	66,828
Employers Holdings, Inc.	650	27,521
Genworth Financial, Inc., Class A(b)	2,850	12,198
Sampo OYJ, Class A	679	27,825
Selective Insurance Group, Inc.	75	5,184
Swiss Life Holding AG, Registered Shares	147	73,620
Tokio Marine Holdings, Inc.	200	10,813
Universal Insurance Holdings, Inc.	491	13,311
Total		929,860
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	670	10,385
Ellington Financial, Inc.	1,310	24,130
PennyMac Mortgage Investment Trust	1,170	26,782
Total		61,297
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	745	38,807
Federal Agricultural Mortgage Corp.	334	28,286
Flagstar Bancorp, Inc.	625	22,713
Merchants Bancorp	220	3,593
NMI Holdings, Inc., Class A(b)	1,000	29,250
Radian Group, Inc.	1,600	40,160
Total		162,809
Total Financials		2,734,777

14	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	600	25,446
Apellis Pharmaceuticals, Inc.(b)	390	11,462
Arena Pharmaceuticals, Inc.(b)	330	16,076
ArQule, Inc.(b)	430	4,347
Arrowhead Pharmaceuticals, Inc.(b)	220	8,811
Atara Biotherapeutics, Inc.(b)	440	4,805
BeiGene Ltd., ADR(b)	182	25,178
bluebird bio, Inc.(b)	103	8,343
Blueprint Medicines Corp.(b)	200	13,768
Dynavax Technologies Corp.(b)	1,620	8,246
FibroGen, Inc.(b)	175	6,851
Global Blood Therapeutics, Inc.(b)	135	6,473
Gossamer Bio, Inc.(b)	420	8,642
Immunomedics, Inc.(b)	1,490	23,840
Insmed, Inc.(b)	738	13,720
Medicines Co. (The)(b)	360	18,896
Mirati Therapeutics, Inc.(b)	175	16,482
Precision BioSciences, Inc.(b)	796	5,166
Repligen Corp.(b)	110	8,744
Rubius Therapeutics, Inc.(b)	630	5,569
Sage Therapeutics, Inc.(b)	91	12,344
Sarepta Therapeutics, Inc.(b)	117	9,718
SpringWorks Therapeutics, Inc.(b)	592	11,307
TCR2 Therapeutics, Inc.(b)	790	9,820
Turning Point Therapeutics, Inc.(b)	300	11,508
Ultragenyx Pharmaceutical, Inc.(b)	120	4,817
uniQure NV(b)	235	11,759
Total		312,138
Health Care Equipment & Supplies 0.0%
CryoLife, Inc.(b)	600	13,470
Integer Holdings Corp.(b)	380	29,427
Lantheus Holdings, Inc.(b)	1,270	26,479
Meridian Bioscience, Inc.	2,050	20,070
Natus Medical, Inc.(b)	645	21,724
NuVasive, Inc.(b)	200	14,108
Common Stocks (continued)
Issuer	Shares	Value ($)
Quidel Corp.(b)	480	27,312
Varex Imaging Corp.(b)	790	23,708
Total		176,298
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,700	37,959
Corvel Corp.(b)	285	22,549
Cross Country Healthcare, Inc.(b)	1,300	14,053
Magellan Health, Inc.(b)	425	27,582
Medipal Holdings Corp.	3,800	86,821
Owens & Minor, Inc.	700	4,711
R1 RCM, Inc.(b)	1,025	10,896
Suzuken Co., Ltd.	2,300	122,806
Tenet Healthcare Corp.(b)	550	13,937
Total		341,314
Health Care Technology 0.0%
HealthStream, Inc.(b)	890	24,973
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	376	27,685
Syneos Health, Inc.(b)	635	31,845
Total		59,530
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	390	8,654
Amphastar Pharmaceuticals, Inc.(b)	1,150	22,212
Astellas Pharma, Inc.	11,200	192,222
Dainippon Sumitomo Pharma Co., Ltd.	3,400	59,341
Endo International PLC(b)	540	2,478
GlaxoSmithKline PLC	8,313	190,409
GW Pharmaceuticals PLC, ADR(b)	140	18,735
Horizon Therapeutics PLC(b)	290	8,384
Novartis AG, Registered Shares	2,681	234,253
Odonate Therapeutics, Inc.(b)	475	15,086
Reata Pharmaceuticals, Inc., Class A(b)	160	32,973
Roche Holding AG, Genusschein Shares	1,080	325,032
Supernus Pharmaceuticals, Inc.(b)	325	9,032
Total		1,118,811
Total Health Care		2,033,064

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.5%
Aerospace & Defense 0.0%
Vectrus, Inc.(b)	75	3,428
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	690	13,738
Radiant Logistics, Inc.(b)	2,750	14,822
SG Holdings Co., Ltd.	3,800	94,103
Total		122,663
Building Products 0.1%
Advanced Drainage Systems, Inc.	820	30,356
American Woodmark Corp.(b)	314	31,136
Builders FirstSource, Inc.(b)	1,470	33,237
Caesarstone Ltd.	450	7,600
CSW Industrials, Inc.	380	26,304
Gibraltar Industries, Inc.(b)	595	31,672
Quanex Building Products Corp.	1,335	25,752
Total		186,057
Commercial Services & Supplies 0.0%
Brady Corp., Class A	315	17,747
Deluxe Corp.	300	15,549
Ennis, Inc.	210	4,114
Herman Miller, Inc.	655	30,458
HNI Corp.	665	25,270
Total		93,138
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	3,919	159,026
CIMIC Group Ltd.	4,634	105,604
Eiffage SA	113	12,137
EMCOR Group, Inc.	396	34,733
Great Lakes Dredge & Dock Corp.(b)	2,520	27,090
MasTec, Inc.(b)	500	31,470
Skanska AB, Class B	7,304	155,625
Total		525,685
Electrical Equipment 0.1%
Atkore International Group, Inc.(b)	905	31,404
Schneider Electric SE	1,806	167,850
Total		199,254
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
EnPro Industries, Inc.	400	27,820
Mitsubishi Heavy Industries Ltd.	3,400	137,596
Mueller Industries, Inc.	930	28,616
Rexnord Corp.(b)	520	14,711
SKF AB, Class B	4,839	87,616
Sumitomo Heavy Industries Ltd.	3,400	105,611
Wabash National Corp.	1,610	22,958
Total		424,928
Marine 0.0%
Costamare, Inc.	1,750	13,755
Professional Services 0.1%
Adecco Group AG, Registered Shares	2,318	137,796
Barrett Business Services, Inc.	285	25,003
FTI Consulting, Inc.(b)	123	13,391
Heidrick & Struggles International, Inc.	770	21,915
Kforce, Inc.	765	31,296
Wolters Kluwer NV	2,009	147,969
Total		377,370
Road & Rail 0.0%
ArcBest Corp.	460	13,289
Aurizon Holdings Ltd.	31,385	127,682
Total		140,971
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	1,160	31,308
Foundation Building Materials, Inc.(b)	1,210	22,494
GMS, Inc.(b)	885	26,514
Titan Machinery, Inc.(b)	600	9,960
Veritiv Corp.(b)	1,640	22,370
Total		112,646
Transportation Infrastructure 0.0%
Kamigumi Co., Ltd.	5,200	117,578
Total Industrials		2,317,473
Information Technology 0.3%
Communications Equipment 0.0%
ADTRAN, Inc.	1,170	10,308
Extreme Networks, Inc.(b)	3,375	21,735
Total		32,043

16	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	60	3,468
Belden, Inc.	520	26,665
Benchmark Electronics, Inc.	920	31,188
Fabrinet(b)	565	31,770
Tech Data Corp.(b)	246	29,889
Venture Corp., Ltd.	5,100	59,158
Vishay Intertechnology, Inc.	1,600	32,240
Vishay Precision Group, Inc.(b)	755	25,708
Total		240,086
IT Services 0.0%
Capgemini SE	129	14,542
Cardtronics PLC, Class A(b)	850	29,121
Cass Information Systems, Inc.	102	5,846
EVERTEC, Inc.	865	26,460
Hackett Group	420	7,102
KBR, Inc.	980	27,597
MAXIMUS, Inc.	270	20,720
Nomura Research Institute Ltd.	1,500	31,846
Perspecta, Inc.	910	24,152
TTEC Holdings, Inc.	555	26,290
Total		213,676
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	2,400	109,220
Amkor Technology, Inc.(b)	2,145	26,662
Cirrus Logic, Inc.(b)	395	26,844
MACOM Technology Solutions Holdings, Inc.(b)	720	16,373
NXP Semiconductors NV	554	62,979
Synaptics, Inc.(b)	750	31,583
Tokyo Electron Ltd.	900	182,339
Total		456,000
Software 0.1%
Check Point Software Technologies Ltd.(b)	318	35,746
CommVault Systems, Inc.(b)	595	29,554
Intelligent Systems Corp.(b)	190	8,582
j2 Global, Inc.	394	37,414
Progress Software Corp.	735	29,312
Qualys, Inc.(b)	175	14,933
Common Stocks (continued)
Issuer	Shares	Value ($)
Sage Group PLC (The)	1,182	11,016
SPS Commerce, Inc.(b)	498	26,279
TiVo Corp.	2,725	22,182
Total		215,018
Technology Hardware, Storage & Peripherals 0.0%
FUJIFILM Holdings Corp.	3,200	140,487
NEC Corp.	300	11,889
Total		152,376
Total Information Technology		1,309,199
Materials 0.2%
Chemicals 0.1%
Chase Corp.	93	10,895
Covestro AG	2,032	97,581
Ingevity Corp.(b)	321	27,031
Koppers Holdings, Inc.(b)	185	5,939
Stepan Co.	203	19,837
Total		161,283
Construction Materials 0.0%
Taiheiyo Cement Corp.	1,200	33,947
U.S. Concrete, Inc.(b)	495	25,868
Total		59,815
Metals & Mining 0.1%
Anglo American PLC	4,012	103,257
BHP Group Ltd.	7,223	177,053
Fortescue Metals Group Ltd.	10,992	67,278
Materion Corp.	440	25,010
Rio Tinto PLC	3,639	189,453
Schnitzer Steel Industries, Inc., Class A	1,140	24,328
Total		586,379
Paper & Forest Products 0.0%
Verso Corp., Class A(b)	1,870	27,377
Total Materials		834,854
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	10	3,454
American Assets Trust, Inc.	575	28,152
Ashford Hospitality Trust, Inc.	2,600	7,098
Braemar Hotels & Resorts, Inc.	800	7,384

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CareTrust REIT, Inc.	470	11,393
CoreCivic, Inc.	1,400	21,364
CorEnergy Infrastructure Trust, Inc.	583	28,083
EastGroup Properties, Inc.	245	32,818
GEO Group, Inc. (The)	1,330	20,243
Investors Real Estate Trust	384	29,057
Lexington Realty Trust	2,775	30,192
Mirvac Group	66,236	146,771
PS Business Parks, Inc.	185	33,402
Retail Value, Inc.	660	24,162
Ryman Hospitality Properties, Inc.	75	6,313
Uniti Group, Inc.	3,150	21,798
Washington Prime Group, Inc.	1,975	8,334
Xenia Hotels & Resorts, Inc.	960	20,208
Total		480,226
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	1,000	6,958
Henderson Land Development Co., Ltd.	27,000	134,854
Kerry Properties Ltd.	3,000	9,701
RE/MAX Holdings, Inc., Class A	95	3,178
RMR Group, Inc. (The), Class A	526	25,458
Swire Pacific Ltd., Class A	4,500	42,895
Total		223,044
Total Real Estate		703,270
Utilities 0.1%
Electric Utilities 0.0%
Enel SpA	1,582	12,261
Otter Tail Corp.	55	3,118
Portland General Electric Co.	656	37,313
Total		52,692
Gas Utilities 0.0%
Chesapeake Utilities Corp.	285	27,018
Naturgy Energy Group SA	4,938	134,536
Southwest Gas Holdings, Inc.	395	34,484
Total		196,038
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	21,674	63,888
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.1%
AGL Energy Ltd.	9,698	132,383
Avista Corp.	605	29,058
Centrica PLC	64,025	60,252
NorthWestern Corp.	375	27,195
Unitil Corp.	210	13,077
Total		261,965
Total Utilities		574,583
Total Common Stocks (Cost $14,207,917)		15,046,768

Equity Funds 30.0%
	Shares	Value ($)
International 7.1%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	1,576,848	10,785,640
Columbia Emerging Markets Fund, Institutional 3 Class(a)	503,055	6,670,516
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,197,560	11,795,967
Columbia Overseas Value Fund, Institutional 3 Class(a)	629,457	6,030,195
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	147,913	1,492,438
Total		36,774,756
U.S. Large Cap 21.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	588,137	15,979,695
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,219,080	27,805,071
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,390,512	13,307,195
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,738,225	27,135,814
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	195,287	9,010,552
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,423,595	20,243,525
Total		113,481,852
U.S. Small Cap 1.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	246,238	5,550,204
Total Equity Funds (Cost $139,751,646)		155,806,812

18	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Fixed-Income Funds 49.1%
	Shares	Value ($)
Emerging Markets 1.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	899,040	10,069,249
High Yield 3.6%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,854,908	18,474,889
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	519,559	5,065,698
Investment Grade 42.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,328,631	24,893,071
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,167,430	11,732,676
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	748,768	7,667,385
Columbia Quality Income Fund, Institutional 3 Class(a)	12,577,086	69,928,597
Columbia Short Term Bond Fund, Institutional 3 Class(a)	2,558,616	25,611,743
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Total Return Bond Fund, Institutional 3 Class(a)	2,802,435	26,342,887
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,784,712	55,406,960
Total		221,583,319
Total Fixed-Income Funds (Cost $249,362,516)		255,193,155

Money Market Funds 12.1%

Columbia Government Money Market Fund, Institutional 3 Class, 1.425%(a),(c)	1,720,670	1,720,670
Columbia Short-Term Cash Fund, 1.938%(a),(c)	61,242,251	61,236,126
Total Money Market Funds (Cost $62,959,692)		62,956,796
Total Investments in Securities (Cost: $495,641,142)		515,914,559
Other Assets & Liabilities, Net		3,727,568
Net Assets		519,642,127

At October 31, 2019, securities and/or cash totaling $3,371,601 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
150,000 AUD	102,968 USD	JPMorgan	12/19/2019	—	(563)
61,000 CHF	61,816 USD	JPMorgan	12/19/2019	—	(248)
207,000 DKK	30,965 USD	JPMorgan	12/19/2019	—	(49)
218,000 ILS	61,958 USD	JPMorgan	12/19/2019	—	(40)
48,000 NZD	30,867 USD	JPMorgan	12/19/2019	65	—
396,000 SEK	41,212 USD	JPMorgan	12/19/2019	86	—
70,000 SGD	51,423 USD	JPMorgan	12/19/2019	—	(55)
155,229 USD	120,000 GBP	JPMorgan	12/19/2019	460	—
30,918 USD	282,000 NOK	JPMorgan	12/19/2019	—	(243)
Total				611	(1,198)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Stoxx 50	139	12/2019	EUR	5,016,510	117,262	—
FTSE/MIB Index	16	12/2019	EUR	1,812,960	73,561	—
Russell 2000 E-mini	1	12/2019	USD	78,170	—	(897)
S&P 500 E-mini	113	12/2019	USD	17,152,270	123,455	—
U.S. Treasury 10-Year Note	274	12/2019	USD	35,701,344	—	(288,392)
U.S. Treasury 5-Year Note	100	12/2019	USD	11,920,313	—	(58,784)
U.S. Ultra Treasury Bond	39	12/2019	USD	7,400,250	—	(220,390)
Total					314,278	(568,463)

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	(9)	12/2019	USD	(880,740)	—	(14,755)
MSCI Emerging Markets Index	(240)	12/2019	USD	(12,496,800)	—	(207,907)
Russell 2000 E-mini	(10)	12/2019	USD	(781,700)	—	(33,937)
TOPIX Index	(16)	12/2019	JPY	(266,960,000)	—	(195,465)
Total					—	(452,064)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.990	USD	5,385,000	24,300	—	—	24,300	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	570,509	18,804	(91,073)	498,240	—	(122,691)	126,272	—	2,207,202
Columbia Contrarian Core Fund, Institutional 3 Class
	685,648	3,725	(101,236)	588,137	—	1,019,242	1,187,123	—	15,979,695
Columbia Contrarian Europe Fund, Institutional 3 Class
	1,865,982	35,659	(324,793)	1,576,848	—	(130,977)	1,442,618	—	10,785,640
Columbia Corporate Income Fund, Institutional 3 Class
	2,561,473	76,473	(309,315)	2,328,631	—	23,047	1,968,754	646,856	24,893,071
Columbia Disciplined Core Fund, Institutional 3 Class
	2,473,254	19,758	(273,932)	2,219,080	—	916,382	1,538,736	—	27,805,071
Columbia Disciplined Growth Fund, Institutional 3 Class
	1,589,903	39,927	(239,318)	1,390,512	—	(215,414)	1,489,310	—	13,307,195
Columbia Disciplined Value Fund, Institutional 3 Class
	2,975,816	216,309	(453,900)	2,738,225	—	306,938	1,459,267	—	27,135,814
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	937,923	29,691	(68,574)	899,040	—	(27,828)	211,233	280,082	10,069,249
Columbia Emerging Markets Fund, Institutional 3 Class
	567,521	7,329	(71,795)	503,055	—	243,072	415,901	—	6,670,516
Columbia Government Money Market Fund, Institutional 3 Class, 1.425%
	2,568,342	132,782	(980,454)	1,720,670	—	—	—	35,644	1,720,670
Columbia Income Opportunities Fund, Institutional 3 Class
	1,969,497	76,343	(190,932)	1,854,908	—	(45,156)	898,048	722,496	18,474,889
20	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	565,167	1,728	(47,336)	519,559	—	3,510	307,721	—	5,065,698
Columbia Large Cap Growth Fund, Institutional 3 Class
	228,932	1,625	(35,270)	195,287	—	386,028	893,072	—	9,010,552
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,229,048	26,641	(88,259)	1,167,430	—	(10,162)	423,355	242,135	11,732,676
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	779,685	23,352	(54,269)	748,768	—	9,286	209,581	206,221	7,667,385
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(271,938)	—	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class
	2,141,025	102,729	—	2,243,754	—	—	827,197	959,231	21,248,348
Columbia Overseas Core Fund, Institutional 3 Class
	1,316,936	20,884	(140,260)	1,197,560	45,604	(78,536)	997,584	26,451	11,795,967
Columbia Overseas Value Fund, Institutional 3 Class
	697,151	8,251	(75,945)	629,457	—	72,240	339,640	5,105	6,030,195
Columbia Pacific/Asia Fund, Institutional 3 Class
	160,013	9,032	(21,132)	147,913	41,269	16,406	104,808	14,459	1,492,438
Columbia Quality Income Fund, Institutional 3 Class
	13,145,834	358,948	(927,696)	12,577,086	—	31,421	2,324,154	1,713,741	69,928,597
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	1,580,894	64,865	(222,164)	1,423,595	644,493	525,151	993,988	46,418	20,243,525
Columbia Short Term Bond Fund, Institutional 3 Class
	2,611,334	81,822	(134,540)	2,558,616	—	26,841	288,579	729,332	25,611,743
Columbia Short-Term Cash Fund, 1.938%
	58,297,720	22,464,937	(19,520,406)	61,242,251	—	(944)	931	1,071,909	61,236,126
Columbia Small Cap Index Fund, Institutional 3 Class
	240,373	5,865	—	246,238	127,626	—	107,935	—	5,550,204
Columbia Total Return Bond Fund, Institutional 3 Class
	2,994,592	85,376	(277,533)	2,802,435	—	29,111	1,327,584	686,555	26,342,887
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	5,124,759	100,506	(440,553)	4,784,712	—	66,034	2,936,671	889,341	55,406,960
Total					858,992	3,043,001	22,548,124	8,275,976	500,867,791

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2019 (Unaudited)
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,080,058	13,644,655
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,858	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	4,279,743	40,529,166
Total Alternative Strategies Funds (Cost $63,399,192)		57,629,299

Common Stocks 2.3%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,931	44,453
Nippon Telegraph & Telephone Corp.	3,600	178,714
Total		223,167
Entertainment 0.0%
Glu Mobile, Inc.(b)	16,500	97,845
Toho Co., Ltd.	400	16,154
Total		113,999
Interactive Media & Services 0.0%
Auto Trader Group PLC	20,209	147,249
DHI Group, Inc.(b)	15,100	54,662
Meet Group, Inc. (The)(b)	30,400	129,504
Momo, Inc., ADR	1,837	61,576
Tencent Holdings Ltd.	700	28,394
Total		421,385
Media 0.1%
Gray Television, Inc.(b)	3,050	50,051
Informa PLC	3,403	34,204
National CineMedia, Inc.	11,000	92,345
RTL Group SA	1,596	81,098
TechTarget, Inc.(b)	3,500	85,400
TEGNA, Inc.	2,800	42,084
Telenet Group Holding NV(b)	904	44,415
WPP PLC	8,281	103,343
Total		532,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
Shenandoah Telecommunications Co.	2,975	95,676
Total Communication Services		1,387,167
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	2,050	33,272
Magna International, Inc.	3,272	175,934
Modine Manufacturing Co.(b)	6,250	71,437
Total		280,643
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	21,500	13,337
Fiat Chrysler Automobiles NV	1,433	22,238
Peugeot SA	5,866	148,563
Total		184,138
Distributors 0.0%
Funko, Inc., Class A(b)	4,900	88,200
Diversified Consumer Services 0.0%
Career Education Corp.(b)	3,950	55,932
Collectors Universe, Inc.	4,150	118,939
K12, Inc.(b)	4,500	89,055
Total		263,926
Hotels, Restaurants & Leisure 0.0%
Boyd Gaming Corp.	600	16,350
Brinker International, Inc.	3,125	138,906
Dine Brands Global, Inc.	1,620	118,503
Everi Holdings, Inc.(b)	13,500	135,810
SeaWorld Entertainment, Inc.(b)	4,625	122,193
Total		531,762
Household Durables 0.1%
Berkeley Group Holdings PLC	1,962	111,833
Ethan Allen Interiors, Inc.	1,150	22,667
M/I Homes, Inc.(b)	1,625	71,793
Sekisui House Ltd.	4,300	92,727
Sony Corp.	3,000	182,607
Taylor Morrison Home Corp., Class A(b)	5,850	146,542
Total		628,169
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	171	30,211
Rakuten, Inc.	6,000	57,200
Stamps.com, Inc.(b)	1,110	93,717
Total		181,128
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	4,125	134,557
MasterCraft Boat Holdings, Inc.(b)	2,850	44,888
Sturm Ruger & Co., Inc.	1,400	64,064
Total		243,509
Specialty Retail 0.1%
Genesco, Inc.(b)	2,525	98,096
Hibbett Sports, Inc.(b)	4,450	106,177
Lithia Motors, Inc., Class A	910	143,307
Office Depot, Inc.	43,400	89,404
Petrobras Distribuidora SA	2,900	20,536
Rent-A-Center, Inc.	4,070	105,291
Shoe Carnival, Inc.	550	18,255
Sleep Number Corp.(b)	2,050	98,646
Sportsman’s Warehouse Holdings, Inc.(b)	13,100	89,211
Total		768,923
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	131	40,449
Burberry Group PLC	5,494	145,684
Crocs, Inc.(b)	600	20,994
Deckers Outdoor Corp.(b)	890	136,081
Fossil Group, Inc.(b)	7,900	85,952
Kering SA	274	155,905
Pandora A/S	257	12,646
Total		597,711
Total Consumer Discretionary		3,768,109
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	2,505	134,043
Heineken Holding NV	188	17,938
Total		151,981
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.0%
Ingles Markets, Inc., Class A	2,725	107,447
Koninklijke Ahold Delhaize NV	6,953	173,269
Loblaw Companies Ltd.	400	21,332
SPAR Group Ltd. (The)	2,818	37,914
SpartanNash Co.	7,700	100,831
Total		440,793
Food Products 0.1%
JBS SA	13,200	93,112
John B. Sanfilippo & Son, Inc.	1,390	147,507
Nestlé SA, Registered Shares	370	39,583
Tingyi Cayman Islands Holding Corp.	8,000	10,642
Uni-President Enterprises Corp.	62,000	153,164
Total		444,008
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV(b)	11,823	23,755
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,425	84,875
Medifast, Inc.	1,120	124,253
Usana Health Sciences, Inc.(b)	1,360	100,789
Total		309,917
Tobacco 0.0%
British American Tobacco PLC	4,083	142,807
PT Gudang Garam Tbk	7,500	29,953
Swedish Match AB	3,076	144,505
Universal Corp.	1,375	75,350
Vector Group Ltd.	2,625	32,025
Total		424,640
Total Consumer Staples		1,795,094
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	700	31,318
Liberty Oilfield Services, Inc., Class A	6,200	57,102
Matrix Service Co.(b)	6,350	119,126
NexTier Oilfield Solutions, Inc.(b)	23,400	101,088
Total		308,634

24	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp.(b)	5,200	29,068
Canadian Natural Resources Ltd.	2,000	50,429
Cenovus Energy, Inc.	8,000	68,150
China Coal Energy Co., Ltd., Class H	27,000	10,767
Coal India Ltd.	32,668	95,433
CVR Energy, Inc.	2,825	133,961
Delek U.S. Holdings, Inc.	3,100	123,845
Denbury Resources, Inc.(b)	6,600	6,587
ENI SpA	8,741	132,610
Hindustan Petroleum Corp., Ltd.	3,287	15,026
Motor Oil Hellas Corinth Refineries SA	1,256	31,064
OMV AG	660	38,585
PT Bukit Asam Tbk	53,500	8,567
REX American Resources Corp.(b)	210	16,993
Royal Dutch Shell PLC, Class B	358	10,310
Southwestern Energy Co.(b)	12,600	25,830
Suncor Energy, Inc.	5,000	148,660
W&T Offshore, Inc.(b)	5,200	20,956
World Fuel Services Corp.	1,950	81,452
Yanzhou Coal Mining Co., Ltd., Class H	46,000	46,670
Total		1,094,963
Total Energy		1,403,597
Financials 0.4%
Banks 0.2%
Bancorp, Inc. (The)(b)	13,300	144,970
Bank Leumi Le-Israel BM	10,493	76,434
BNP Paribas SA	343	17,925
Cathay General Bancorp	4,250	151,172
China Everbright Bank Co., Ltd., Class H	76,000	34,973
China Merchants Bank Co., Ltd., Class H	5,000	23,846
ConnectOne Bancorp, Inc.	3,000	72,840
Customers Bancorp, Inc.(b)	5,650	133,227
DBS Group Holdings Ltd.	3,600	68,619
First BanCorp	13,700	144,124
Fulton Financial Corp.	6,250	106,625
Great Southern Bancorp, Inc.	1,950	117,819
Grupo Financiero Banorte SAB de CV, Class O	5,140	28,104
Hancock Whitney Corp.	3,850	150,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Hilltop Holdings, Inc.	5,750	134,320
Iberiabank Corp.	1,430	104,948
International Bancshares Corp.	3,665	150,118
Israel Discount Bank Ltd.	13,430	61,373
Metropolitan Bank Holding Corp.(b)	375	16,103
Nedbank Group Ltd.	747	11,332
Nicolet Bankshares, Inc.(b)	410	28,282
OFG Bancorp	6,250	126,937
Postal Savings Bank of China Co., Ltd.(c)	125,000	80,145
Preferred Bank	1,725	91,960
Raiffeisen Bank International AG	1,701	41,911
RHB Bank Bhd	74,400	102,381
Sandy Spring Bancorp, Inc.	2,275	78,488
Sberbank of Russia PJSC	14,000	51,309
Shinhan Financial Group Co., Ltd.	426	15,521
Standard Bank Group Ltd.	12,703	145,834
Sumitomo Mitsui Financial Group, Inc.	1,000	35,503
Sumitomo Mitsui Trust Holdings, Inc.	400	14,578
United Community Banks, Inc.	2,650	80,057
Total		2,641,928
Capital Markets 0.0%
Ashford, Inc.(b)	30	709
Cohen & Steers, Inc.	2,275	148,876
Federated Investors, Inc., Class B	4,900	156,506
Korea Investment Holdings Co., Ltd.	1,701	98,819
Samsung Securities Co., Ltd.	3,330	95,936
Singapore Exchange	1,600	10,505
Waddell & Reed Financial, Inc., Class A	2,550	42,228
Total		553,579
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	3,725	123,633
Enova International, Inc.(b)	5,000	117,450
Nelnet, Inc., Class A	2,070	126,829
Regional Management Corp.(b)	3,400	98,362
Total		466,274

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.0%
Investor AB, Class B	728	37,350
ORIX Corp.	9,000	141,434
Total		178,784
Insurance 0.1%
Allianz SE, Registered Shares	903	220,533
American Equity Investment Life Holding Co.	4,150	102,422
Assicurazioni Generali SpA	8,935	181,179
AXA SA	6,871	181,884
CNP Assurances	4,040	80,191
Dai-ichi Life Holdings, Inc.	2,200	35,859
Employers Holdings, Inc.	3,225	136,547
Genworth Financial, Inc., Class A(b)	14,100	60,348
Powszechny Zaklad Ubezpieczen SA	959	9,280
Selective Insurance Group, Inc.	375	25,920
Swiss Life Holding AG, Registered Shares	278	139,227
Universal Insurance Holdings, Inc.	2,392	64,847
Total		1,238,237
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	3,300	51,150
Ellington Financial, Inc.	6,450	118,809
PennyMac Mortgage Investment Trust	5,800	132,762
Total		302,721
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	3,675	191,431
Federal Agricultural Mortgage Corp.	1,650	139,738
Flagstar Bancorp, Inc.	3,100	112,654
Merchants Bancorp	1,050	17,147
NMI Holdings, Inc., Class A(b)	4,950	144,787
Radian Group, Inc.	7,900	198,290
Total		804,047
Total Financials		6,185,570
Health Care 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	2,940	124,685
Apellis Pharmaceuticals, Inc.(b)	1,900	55,841
Arena Pharmaceuticals, Inc.(b)	1,620	78,918
ArQule, Inc.(b)	2,140	21,635
Common Stocks (continued)
Issuer	Shares	Value ($)
Arrowhead Pharmaceuticals, Inc.(b)	1,100	44,055
Atara Biotherapeutics, Inc.(b)	2,190	23,915
BeiGene Ltd., ADR(b)	175	24,210
bluebird bio, Inc.(b)	500	40,500
Blueprint Medicines Corp.(b)	990	68,152
CSL Ltd.	153	26,983
Dynavax Technologies Corp.(b)	7,995	40,695
FibroGen, Inc.(b)	860	33,669
Global Blood Therapeutics, Inc.(b)	670	32,126
Gossamer Bio, Inc.(b)	2,067	42,529
Immunomedics, Inc.(b)	7,360	117,760
Insmed, Inc.(b)	3,630	67,482
Medicines Co. (The)(b)	1,790	93,957
Mirati Therapeutics, Inc.(b)	885	83,349
Precision BioSciences, Inc.(b)	3,924	25,467
Repligen Corp.(b)	550	43,719
Rubius Therapeutics, Inc.(b)	3,100	27,404
Sage Therapeutics, Inc.(b)	455	61,721
Sarepta Therapeutics, Inc.(b)	575	47,759
SpringWorks Therapeutics, Inc.(b)	2,943	56,211
TCR2 Therapeutics, Inc.(b)	3,910	48,601
Turning Point Therapeutics, Inc.(b)	1,477	56,658
Ultragenyx Pharmaceutical, Inc.(b)	590	23,683
uniQure NV(b)	1,180	59,047
Total		1,470,731
Health Care Equipment & Supplies 0.1%
CryoLife, Inc.(b)	2,975	66,789
Integer Holdings Corp.(b)	1,870	144,813
Lantheus Holdings, Inc.(b)	6,300	131,355
Meridian Bioscience, Inc.	10,100	98,879
Natus Medical, Inc.(b)	3,175	106,934
NuVasive, Inc.(b)	990	69,835
Quidel Corp.(b)	2,365	134,568
Varex Imaging Corp.(b)	3,900	117,039
Total		870,212

26	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.0%
Alfresa Holdings Corp.	1,700	37,959
Corvel Corp.(b)	1,410	111,559
Cross Country Healthcare, Inc.(b)	6,400	69,184
Magellan Health, Inc.(b)	2,090	135,641
Owens & Minor, Inc.	3,500	23,555
R1 RCM, Inc.(b)	5,000	53,150
Suzuken Co., Ltd.	1,600	85,430
Tenet Healthcare Corp.(b)	2,750	69,685
Total		586,163
Health Care Technology 0.0%
HealthStream, Inc.(b)	4,400	123,464
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	1,855	136,583
Syneos Health, Inc.(b)	3,125	156,719
Total		293,302
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,940	43,049
Amphastar Pharmaceuticals, Inc.(b)	5,650	109,130
Astellas Pharma, Inc.	10,600	181,925
Bausch Health Companies, Inc.(b)	300	7,457
Endo International PLC(b)	2,600	11,934
GlaxoSmithKline PLC	9,028	206,786
GW Pharmaceuticals PLC, ADR(b)	700	93,674
Horizon Therapeutics PLC(b)	1,410	40,763
Novartis AG, Registered Shares	1,000	87,375
Novo Nordisk A/S, Class B	260	14,297
Odonate Therapeutics, Inc.(b)	2,400	76,224
Reata Pharmaceuticals, Inc., Class A(b)	790	162,803
Roche Holding AG, Genusschein Shares	912	274,472
Supernus Pharmaceuticals, Inc.(b)	1,575	43,769
Total		1,353,658
Total Health Care		4,697,530
Industrials 0.4%
Aerospace & Defense 0.0%
Safran SA	80	12,671
Vectrus, Inc.(b)	350	15,999
Total		28,670
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	3,400	67,694
Radiant Logistics, Inc.(b)	13,500	72,765
Total		140,459
Airlines 0.0%
Air Canada(b)	3,900	138,873
Building Products 0.1%
Advanced Drainage Systems, Inc.	4,050	149,931
American Woodmark Corp.(b)	1,550	153,698
Builders FirstSource, Inc.(b)	7,250	163,922
Caesarstone Ltd.	2,200	37,158
CSW Industrials, Inc.	1,885	130,480
Gibraltar Industries, Inc.(b)	2,940	156,496
Quanex Building Products Corp.	6,600	127,314
Total		918,999
Commercial Services & Supplies 0.0%
Brady Corp., Class A	1,550	87,327
Deluxe Corp.	1,475	76,449
Ennis, Inc.	1,050	20,570
Herman Miller, Inc.	3,250	151,125
HNI Corp.	3,275	124,450
Total		459,921
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	3,449	139,954
CIMIC Group Ltd.	4,582	104,419
EMCOR Group, Inc.	1,950	171,034
Great Lakes Dredge & Dock Corp.(b)	12,420	133,515
MasTec, Inc.(b)	2,450	154,203
Samsung Engineering Co., Ltd.(b)	4,378	66,835
Sinopec Engineering Group Co., Ltd., Class H	66,000	37,703
Skanska AB, Class B	654	13,935
Total		821,598
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	4,450	154,415
Industrial Conglomerates 0.0%
CITIC Ltd.	73,000	96,030

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
EnPro Industries, Inc.	1,985	138,057
Mitsubishi Heavy Industries Ltd.	3,400	137,596
Mueller Industries, Inc.	4,600	141,542
Rexnord Corp.(b)	2,600	73,554
Sinotruk Hong Kong Ltd.	28,500	43,065
Wabash National Corp.	7,950	113,367
Weichai Power Co., Ltd., Class H	56,000	88,145
Total		735,326
Marine 0.0%
Costamare, Inc.	8,600	67,596
Professional Services 0.0%
Adecco Group AG, Registered Shares	691	41,077
Barrett Business Services, Inc.	1,400	122,822
FTI Consulting, Inc.(b)	610	66,411
Heidrick & Struggles International, Inc.	3,800	108,148
Kforce, Inc.	3,775	154,435
Wolters Kluwer NV	319	23,496
Total		516,389
Road & Rail 0.0%
ArcBest Corp.	2,245	64,858
Aurizon Holdings Ltd.	15,093	61,402
Canadian Pacific Railway Ltd.	600	136,441
Total		262,701
Trading Companies & Distributors 0.1%
BMC Stock Holdings, Inc.(b)	5,750	155,192
Foundation Building Materials, Inc.(b)	6,000	111,540
GMS, Inc.(b)	4,375	131,075
Titan Machinery, Inc.(b)	2,950	48,970
Veritiv Corp.(b)	8,050	109,802
Total		556,579
Transportation Infrastructure 0.0%
International Container Terminal Services, Inc.	19,280	45,072
Kamigumi Co., Ltd.	3,400	76,878
Total		121,950
Total Industrials		5,019,506
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment 0.0%
ADTRAN, Inc.	5,750	50,658
Extreme Networks, Inc.(b)	16,700	107,548
Telefonaktiebolaget LM Ericsson, Class B	1,094	9,560
Total		167,766
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	300	17,340
Belden, Inc.	2,575	132,046
Benchmark Electronics, Inc.	4,550	154,245
Fabrinet(b)	2,800	157,444
Tech Data Corp.(b)	1,215	147,623
Vishay Intertechnology, Inc.	7,900	159,185
Vishay Precision Group, Inc.(b)	3,725	126,836
Zhen Ding Technology Holding Ltd.	11,000	52,012
Total		946,731
IT Services 0.1%
Cardtronics PLC, Class A(b)	4,200	143,892
Cass Information Systems, Inc.	510	29,228
EVERTEC, Inc.	4,250	130,007
Hackett Group	2,050	34,666
KBR, Inc.	4,850	136,576
MAXIMUS, Inc.	1,340	102,832
Otsuka Corp.	900	36,286
Perspecta, Inc.	4,500	119,430
TTEC Holdings, Inc.	2,725	129,083
Wipro Ltd.	13,481	49,367
Total		911,367
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	10,570	131,385
Cirrus Logic, Inc.(b)	1,950	132,522
GlobalWafers Co., Ltd.	6,000	71,588
MACOM Technology Solutions Holdings, Inc.(b)	3,550	80,727
Novatek Microelectronics	11,000	70,462
Realtek Semiconductor Corp.	10,000	74,179
Synaptics, Inc.(b)	3,700	155,807
Tokyo Electron Ltd.	900	182,339
Total		899,009

28	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.0%
CommVault Systems, Inc.(b)	2,925	145,285
Intelligent Systems Corp.(b)	925	41,782
j2 Global, Inc.	1,945	184,697
Progress Software Corp.	3,475	138,583
Qualys, Inc.(b)	850	72,531
SPS Commerce, Inc.(b)	2,460	129,814
TiVo Corp.	13,500	109,890
Total		822,582
Technology Hardware, Storage & Peripherals 0.0%
Chicony Electronics Co., Ltd.	19,000	59,028
FUJIFILM Holdings Corp.	300	13,171
Lenovo Group Ltd.	100,000	69,714
Lite-On Technology Corp.	30,000	49,435
Samsung Electronics Co., Ltd.	5,617	242,766
Total		434,114
Total Information Technology		4,181,569
Materials 0.1%
Chemicals 0.0%
Chase Corp.	460	53,889
Covestro AG	1,160	55,705
Ingevity Corp.(b)	1,590	133,894
Koppers Holdings, Inc.(b)	925	29,693
Stepan Co.	1,000	97,720
Total		370,901
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	10,000	59,767
U.S. Concrete, Inc.(b)	2,450	128,037
Total		187,804
Metals & Mining 0.1%
Anglo American PLC	2,788	71,755
BHP Group Ltd.	6,889	168,866
Fortescue Metals Group Ltd.	13,964	85,468
Kirkland Lake Gold Ltd.	400	18,784
Materion Corp.	2,180	123,911
MMC Norilsk Nickel PJSC	191	53,288
Rio Tinto PLC	3,339	173,835
Common Stocks (continued)
Issuer	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	5,600	119,504
Vale SA(b)	1,000	11,779
Total		827,190
Paper & Forest Products 0.0%
Oji Holdings Corp.	5,000	25,851
Verso Corp., Class A(b)	9,250	135,420
Total		161,271
Total Materials		1,547,166
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	50	17,270
American Assets Trust, Inc.	2,850	139,536
Ashford Hospitality Trust, Inc.	13,000	35,490
Braemar Hotels & Resorts, Inc.	4,000	36,920
CareTrust REIT, Inc.	2,300	55,752
CoreCivic, Inc.	6,900	105,294
CorEnergy Infrastructure Trust, Inc.	2,866	138,055
EastGroup Properties, Inc.	1,210	162,079
GEO Group, Inc. (The)	6,550	99,691
Investors Real Estate Trust	1,903	144,000
Klepierre	1,338	49,874
Lexington Realty Trust	13,800	150,144
PS Business Parks, Inc.	913	164,842
Retail Value, Inc.	3,275	119,898
Ryman Hospitality Properties, Inc.	380	31,985
Uniti Group, Inc.	15,500	107,260
Washington Prime Group, Inc.	9,600	40,512
Xenia Hotels & Resorts, Inc.	4,750	99,988
Total		1,698,590
Real Estate Management & Development 0.0%
Aldar Properties PJSC	42,880	27,422
China Aoyuan Group Ltd.	10,000	12,779
CK Asset Holdings Ltd.	3,500	24,352
Daito Trust Construction Co., Ltd.	100	13,252
Emaar Properties PJSC	22,875	26,587
Logan Property Holdings Co., Ltd.	28,000	42,643
RE/MAX Holdings, Inc., Class A	450	15,053
RMR Group, Inc. (The), Class A	2,600	125,840

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shui On Land Ltd.	349,000	70,234
Swire Pacific Ltd., Class A	500	4,766
Total		362,928
Total Real Estate		2,061,518
Utilities 0.1%
Electric Utilities 0.0%
Enel SpA	5,100	39,527
Manila Electric Co.	3,980	26,541
Otter Tail Corp.	275	15,587
Portland General Electric Co.	3,235	184,007
Total		265,662
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,410	133,668
Naturgy Energy Group SA	3,340	90,998
PT Perusahaan Gas Negara Persero Tbk	636,900	95,579
Southwest Gas Holdings, Inc.	1,950	170,235
Total		490,480
Multi-Utilities 0.0%
Avista Corp.	2,975	142,889
NorthWestern Corp.	1,855	134,525
Unitil Corp.	1,025	63,827
Total		341,241
Total Utilities		1,097,383
Total Common Stocks (Cost $31,439,393)		33,144,209

Equity Funds 41.1%
	Shares	Value ($)
International 11.4%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	6,143,242	42,019,775
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,755,341	36,535,824
Columbia Overseas Core Fund, Institutional 3 Class(a)	3,329,597	32,796,531
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,976,806	18,937,804
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,607,697	36,401,663
Total		166,691,597
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 28.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,416,059	65,644,311
Columbia Disciplined Core Fund, Institutional 3 Class(a)	4,943,577	61,943,021
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	5,348,520	51,185,335
Columbia Disciplined Value Fund, Institutional 3 Class(a)	9,112,590	90,305,764
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	472,827	21,816,253
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,209,837	59,863,883
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,327,771	33,473,352
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,118,322	30,541,370
Total		414,773,289
U.S. Small Cap 1.4%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	924,601	20,840,514
Total Equity Funds (Cost $520,819,849)		602,305,400

Fixed-Income Funds 43.5%

Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,035,390	22,796,374
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,324,542	6,857,399
Columbia Income Opportunities Fund, Institutional 3 Class(a)	9,625,118	95,866,173
Total		102,723,572
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	1,475,422	14,385,361
Investment Grade 33.9%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,653,784	60,438,950
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,303,835	33,203,537
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,325,564	23,813,772

30	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Quality Income Fund, Institutional 3 Class(a)	11,415,744	63,471,535
Columbia Short Term Bond Fund, Institutional 3 Class(a)	6,209,497	62,157,064
Columbia Total Return Bond Fund, Institutional 3 Class(a)	19,617,838	184,407,681
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,034,204	69,876,089
Total		497,368,628
Total Fixed-Income Funds (Cost $626,412,446)		637,273,935

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	15,600	141,044
Total Financials		141,044
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	21,400	72,623
Total Utilities		72,623
Total Preferred Stocks (Cost $184,161)		213,667
Money Market Funds 8.5%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.425%(a),(d)	12,786,405	12,786,405
Columbia Short-Term Cash Fund, 1.938%(a),(d)	112,177,545	112,166,328
Total Money Market Funds (Cost $124,953,145)		124,952,733
Total Investments in Securities (Cost: $1,367,208,186)		1,455,519,243
Other Assets & Liabilities, Net		10,894,511
Net Assets		1,466,413,754

At October 31, 2019, securities and/or cash totaling $11,012,575 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
422,000 BRL	104,281 USD	Morgan Stanley	12/19/2019	—	(659)
436,161,000 IDR	30,990 USD	Morgan Stanley	12/19/2019	173	—
363,000 ILS	103,223 USD	Morgan Stanley	12/19/2019	—	(12)
247,498,000 KRW	211,679 USD	Morgan Stanley	12/19/2019	1	—
175,000 MYR	41,846 USD	Morgan Stanley	12/19/2019	—	(149)
2,108,000 PHP	41,260 USD	Morgan Stanley	12/19/2019	—	(186)
6,271,000 TWD	206,364 USD	Morgan Stanley	12/19/2019	—	(615)
41,290 USD	276,000 DKK	Morgan Stanley	12/19/2019	62	—
51,624 USD	3,672,000 INR	Morgan Stanley	12/19/2019	—	(236)
31,025 USD	283,000 NOK	Morgan Stanley	12/19/2019	—	(241)
72,276 USD	2,189,000 THB	Morgan Stanley	12/19/2019	255	—
913,000 ZAR	61,987 USD	Morgan Stanley	12/19/2019	1,940	—
Total				2,431	(2,098)

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	92	11/2019	EUR	5,268,840	—	(649)
Euro Stoxx 50	292	12/2019	EUR	10,538,280	246,335	—
FTSE/MIB Index	61	12/2019	EUR	6,911,910	280,450	—
MSCI EAFE Index Future	251	12/2019	USD	24,562,860	425,985	—
Russell 2000 E-mini	4	12/2019	USD	312,680	—	(3,590)
S&P 500 E-mini	718	12/2019	USD	108,985,220	784,429	—
U.S. Treasury 10-Year Note	160	12/2019	USD	20,847,500	—	(312,820)
U.S. Treasury 5-Year Note	425	12/2019	USD	50,661,328	—	(249,831)
U.S. Ultra Treasury Bond	69	12/2019	USD	13,092,750	—	(398,559)
Total					1,737,199	(965,449)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(64)	12/2019	GBP	(4,637,440)	61,594	—
MSCI Emerging Markets Index	(748)	12/2019	USD	(38,948,360)	—	(752,908)
Russell 2000 E-mini	(74)	12/2019	USD	(5,784,580)	—	(251,136)
TOPIX Index	(114)	12/2019	JPY	(1,902,090,000)	—	(1,392,687)
Total					61,594	(2,396,731)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.990	USD	15,286,000	68,978	—	—	68,978	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,124,092	13,565	(57,599)	3,080,058	—	(76,301)	107,426	—	13,644,655
Columbia Contrarian Core Fund, Institutional 3 Class
	2,769,016	834	(353,791)	2,416,059	—	2,141,207	6,933,561	—	65,644,311
Columbia Contrarian Europe Fund, Institutional 3 Class
	6,898,163	2,010	(756,931)	6,143,242	—	829,651	4,076,467	—	42,019,775
Columbia Corporate Income Fund, Institutional 3 Class
	6,181,014	153,548	(680,778)	5,653,784	—	151,961	4,736,235	1,584,362	60,438,950
Columbia Disciplined Core Fund, Institutional 3 Class
	5,442,297	2,455	(501,175)	4,943,577	—	3,108,327	2,347,188	—	61,943,021
32	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Disciplined Growth Fund, Institutional 3 Class
	6,999,353	77,238	(1,728,071)	5,348,520	—	(524,830)	5,435,112	—	51,185,335
Columbia Disciplined Value Fund, Institutional 3 Class
	9,806,640	1,560,000	(2,254,050)	9,112,590	—	1,571,945	4,438,810	—	90,305,764
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,168,043	58,345	(190,998)	2,035,390	—	82,614	370,135	648,105	22,796,374
Columbia Emerging Markets Fund, Institutional 3 Class
	3,061,939	4,727	(311,325)	2,755,341	—	949,920	2,632,923	—	36,535,824
Columbia Government Money Market Fund, Institutional 3 Class, 1.425%
	13,145,286	217,753	(576,634)	12,786,405	—	—	—	195,226	12,786,405
Columbia High Yield Bond Fund, Institutional 3 Class
	2,582,894	98,071	(356,423)	2,324,542	—	(8,766)	343,199	284,438	6,857,399
Columbia Income Opportunities Fund, Institutional 3 Class
	10,095,885	382,172	(852,939)	9,625,118	—	152,937	4,243,572	3,745,683	95,866,173
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,576,694	485	(101,757)	1,475,422	—	(55,435)	930,223	—	14,385,361
Columbia Large Cap Growth Fund, Institutional 3 Class
	541,001	322	(68,496)	472,827	—	1,584,073	1,508,309	—	21,816,253
Columbia Limited Duration Credit Fund, Institutional 3 Class
	3,427,134	69,891	(193,190)	3,303,835	—	34,082	1,127,954	680,938	33,203,537
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	2,381,862	64,127	(120,425)	2,325,564	—	24,040	648,865	637,644	23,813,772
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,858	—	—	468,858	—	—	(271,937)	—	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class
	4,083,799	195,944	—	4,279,743	—	—	1,577,799	1,829,639	40,529,166
Columbia Overseas Core Fund, Institutional 3 Class
	3,610,483	23,109	(303,995)	3,329,597	126,903	(175,140)	2,695,927	73,605	32,796,531
Columbia Overseas Value Fund, Institutional 3 Class
	2,118,039	3,180	(144,413)	1,976,806	—	65,558	1,192,349	15,730	18,937,804
Columbia Pacific/Asia Fund, Institutional 3 Class
	3,938,288	141,241	(471,832)	3,607,697	979,570	903,748	2,078,290	343,203	36,401,663
Columbia Quality Income Fund, Institutional 3 Class
	11,817,020	288,553	(689,829)	11,415,744	—	4,906	2,123,849	1,553,418	63,471,535
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,550,296	147,352	(487,811)	4,209,837	1,873,752	860,190	3,595,870	134,951	59,863,883
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,233,285	392,419	(297,933)	2,327,771	5,472,597	1,018,949	(3,071,704)	—	33,473,352
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,210,948	761	(93,387)	1,118,322	—	1,253,570	1,066,636	—	30,541,370
Columbia Short Term Bond Fund, Institutional 3 Class
	6,038,199	171,298	—	6,209,497	—	—	725,746	1,713,531	62,157,064
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	101,586,963	86,901,675	(76,311,093)	112,177,545	—	(2,403)	2,141	1,939,684	112,166,328
Columbia Small Cap Index Fund, Institutional 3 Class
	902,578	22,023	—	924,601	479,224	—	405,286	—	20,840,514
Columbia Total Return Bond Fund, Institutional 3 Class
	20,774,287	529,431	(1,685,880)	19,617,838	—	300,727	9,209,500	4,816,134	184,407,681
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,424,786	103,236	(493,818)	6,034,204	—	186,982	3,609,247	1,122,336	69,876,089
Total					8,932,046	14,382,512	64,818,978	21,318,627	1,422,161,367

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $93,482, which represents 0.01% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
34	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	4,655,897	20,625,626
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	5,802,216	54,946,981
Total Alternative Strategies Funds (Cost $86,943,637)		79,028,085

Common Stocks 1.6%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,044	31,000
Nippon Telegraph & Telephone Corp.	2,500	124,107
Total		155,107
Entertainment 0.0%
Glu Mobile, Inc.(b)	18,300	108,519
Toho Co., Ltd.	300	12,116
Total		120,635
Interactive Media & Services 0.0%
Auto Trader Group PLC	14,094	102,693
DHI Group, Inc.(b)	16,700	60,454
Meet Group, Inc. (The)(b)	33,700	143,562
Momo, Inc., ADR	1,281	42,939
Tencent Holdings Ltd.	500	20,282
Total		369,930
Media 0.1%
Gray Television, Inc.(b)	3,400	55,794
Informa PLC	2,373	23,852
National CineMedia, Inc.	12,300	103,258
RTL Group SA	1,113	56,555
TechTarget, Inc.(b)	3,900	95,160
TEGNA, Inc.	3,100	46,593
Telenet Group Holding NV(b)	630	30,952
WPP PLC	5,774	72,057
Total		484,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
Shenandoah Telecommunications Co.	3,300	106,128
Total Communication Services		1,236,021
Consumer Discretionary 0.2%
Auto Components 0.0%
Dana, Inc.	2,300	37,329
Magna International, Inc.	2,278	122,487
Modine Manufacturing Co.(b)	6,900	78,867
Total		238,683
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	15,000	9,305
Fiat Chrysler Automobiles NV	999	15,503
Peugeot SA	4,091	103,609
Total		128,417
Distributors 0.0%
Funko, Inc., Class A(b)	5,450	98,100
Diversified Consumer Services 0.0%
Career Education Corp.(b)	4,400	62,304
Collectors Universe, Inc.	4,600	131,836
K12, Inc.(b)	5,000	98,950
Total		293,090
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp.	650	17,713
Brinker International, Inc.	3,450	153,352
Dine Brands Global, Inc.	1,800	131,670
Everi Holdings, Inc.(b)	15,000	150,900
SeaWorld Entertainment, Inc.(b)	5,150	136,063
Total		589,698
Household Durables 0.0%
Berkeley Group Holdings PLC	1,368	77,975
Ethan Allen Interiors, Inc.	1,300	25,623
M/I Homes, Inc.(b)	1,825	80,629
Sekisui House Ltd.	3,000	64,693
Sony Corp.	2,100	127,825
Taylor Morrison Home Corp., Class A(b)	6,500	162,825
Total		539,570
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	119	21,024
Rakuten, Inc.	4,200	40,040
Stamps.com, Inc.(b)	1,230	103,849
Total		164,913
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	4,600	150,052
MasterCraft Boat Holdings, Inc.(b)	3,150	49,613
Sturm Ruger & Co., Inc.	1,550	70,928
Total		270,593
Specialty Retail 0.1%
Genesco, Inc.(b)	2,800	108,780
Hibbett Sports, Inc.(b)	4,950	118,107
Lithia Motors, Inc., Class A	1,010	159,055
Office Depot, Inc.	48,200	99,292
Petrobras Distribuidora SA	2,000	14,163
Rent-A-Center, Inc.	4,530	117,191
Shoe Carnival, Inc.	600	19,914
Sleep Number Corp.(b)	2,275	109,473
Sportsman’s Warehouse Holdings, Inc.(b)	14,500	98,745
Total		844,720
Textiles, Apparel & Luxury Goods 0.0%
Adidas AG	91	28,098
Burberry Group PLC	3,831	101,587
Crocs, Inc.(b)	650	22,743
Deckers Outdoor Corp.(b)	990	151,371
Fossil Group, Inc.(b)	8,750	95,200
Kering SA	191	108,678
Pandora A/S	179	8,808
Total		516,485
Total Consumer Discretionary		3,684,269
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	1,746	93,429
Heineken Holding NV	131	12,499
Total		105,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	3,000	118,290
Koninklijke Ahold Delhaize NV	4,850	120,862
Loblaw Companies Ltd.	300	15,999
SPAR Group Ltd. (The)	1,966	26,451
SpartanNash Co.	8,600	112,617
Total		394,219
Food Products 0.0%
China Milk Products Group Ltd.(b),(d),(e),(f)	322,000	0
JBS SA	9,200	64,897
John B. Sanfilippo & Son, Inc.	1,540	163,425
Nestlé SA, Registered Shares	258	27,601
Tingyi Cayman Islands Holding Corp.	6,000	7,982
Uni-President Enterprises Corp.	43,000	106,226
Total		370,131
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV(b)	8,244	16,564
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,700	94,500
Medifast, Inc.	1,240	137,566
Usana Health Sciences, Inc.(b)	1,505	111,535
Total		343,601
Tobacco 0.0%
British American Tobacco PLC	2,847	99,576
PT Gudang Garam Tbk	5,200	20,767
Swedish Match AB	2,145	100,769
Universal Corp.	1,525	83,570
Vector Group Ltd.	2,940	35,868
Total		340,550
Total Consumer Staples		1,570,993
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	775	34,674
Liberty Oilfield Services, Inc., Class A	6,900	63,549
Matrix Service Co.(b)	7,050	132,258
NexTier Oilfield Solutions, Inc.(b)	26,000	112,320
Total		342,801

36	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp.(b)	5,775	32,282
Canadian Natural Resources Ltd.	1,400	35,300
Cenovus Energy, Inc.	5,600	47,705
China Coal Energy Co., Ltd., Class H	19,000	7,577
Coal India Ltd.	22,783	66,556
CVR Energy, Inc.	3,150	149,373
Delek U.S. Holdings, Inc.	3,450	137,828
Denbury Resources, Inc.(b)	7,300	7,286
ENI SpA	6,095	92,467
Hindustan Petroleum Corp., Ltd.	2,292	10,478
Motor Oil Hellas Corinth Refineries SA	876	21,665
OMV AG	460	26,892
PT Bukit Asam Tbk	37,300	5,973
REX American Resources Corp.(b)	227	18,369
Royal Dutch Shell PLC, Class B	250	7,200
Southwestern Energy Co.(b)	13,900	28,495
Suncor Energy, Inc.	3,500	104,062
W&T Offshore, Inc.(b)	5,700	22,971
World Fuel Services Corp.	2,175	90,850
Yanzhou Coal Mining Co., Ltd., Class H	32,000	32,466
Total		945,795
Total Energy		1,288,596
Financials 0.3%
Banks 0.1%
Bancorp, Inc. (The)(b)	14,800	161,320
Bank Leumi Le-Israel BM	7,318	53,306
BNP Paribas SA	239	12,490
Cathay General Bancorp	4,700	167,179
China Everbright Bank Co., Ltd., Class H	53,000	24,389
China Merchants Bank Co., Ltd., Class H	3,500	16,692
ConnectOne Bancorp, Inc.	3,300	80,124
Customers Bancorp, Inc.(b)	6,290	148,318
DBS Group Holdings Ltd.	2,500	47,652
First BanCorp	15,300	160,956
Fulton Financial Corp.	6,900	117,714
Great Southern Bancorp, Inc.	2,150	129,903
Grupo Financiero Banorte SAB de CV, Class O	3,584	19,596
Hancock Whitney Corp.	4,275	166,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Hilltop Holdings, Inc.	6,350	148,336
Iberiabank Corp.	1,580	115,956
International Bancshares Corp.	4,065	166,502
Israel Discount Bank Ltd.	9,368	42,810
Metropolitan Bank Holding Corp.(b)	400	17,176
Nedbank Group Ltd.	521	7,904
Nicolet Bankshares, Inc.(b)	450	31,041
OFG Bancorp	6,900	140,139
Postal Savings Bank of China Co., Ltd.(c)	87,000	55,781
Preferred Bank	1,925	102,622
Raiffeisen Bank International AG	1,186	29,222
RHB Bank Bhd	51,800	71,282
Sandy Spring Bancorp, Inc.	2,525	87,113
Sberbank of Russia PJSC	9,760	35,770
Shinhan Financial Group Co., Ltd.	297	10,821
Standard Bank Group Ltd.	8,853	101,635
Sumitomo Mitsui Financial Group, Inc.	700	24,852
Sumitomo Mitsui Trust Holdings, Inc.	300	10,934
United Community Banks, Inc.	2,950	89,119
Total		2,595,379
Capital Markets 0.0%
Ashford, Inc.(b)	33	783
Cohen & Steers, Inc.	2,525	165,236
Federated Investors, Inc., Class B	5,425	173,275
Korea Investment Holdings Co., Ltd.	1,186	68,900
Samsung Securities Co., Ltd.	2,322	66,896
Singapore Exchange	1,100	7,222
Waddell & Reed Financial, Inc., Class A	2,800	46,368
Total		528,680
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	4,125	136,909
Enova International, Inc.(b)	5,550	130,369
Nelnet, Inc., Class A	2,300	140,921
Regional Management Corp.(b)	3,800	109,934
Total		518,133

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	37

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.0%
Investor AB, Class B	508	26,062
ORIX Corp.	6,300	99,004
Total		125,066
Insurance 0.1%
Allianz SE, Registered Shares	630	153,860
American Equity Investment Life Holding Co.	4,650	114,762
Assicurazioni Generali SpA	6,230	126,329
AXA SA	4,792	126,850
CNP Assurances	2,817	55,915
Dai-ichi Life Holdings, Inc.	1,500	24,449
Employers Holdings, Inc.	3,575	151,366
Genworth Financial, Inc., Class A(b)	15,700	67,196
Powszechny Zaklad Ubezpieczen SA	669	6,474
Selective Insurance Group, Inc.	400	27,648
Swiss Life Holding AG, Registered Shares	194	97,159
Universal Insurance Holdings, Inc.	2,673	72,465
Total		1,024,473
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	3,700	57,350
Ellington Financial, Inc.	7,150	131,703
PennyMac Mortgage Investment Trust	6,400	146,496
Total		335,549
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	4,075	212,267
Federal Agricultural Mortgage Corp.	1,830	154,983
Flagstar Bancorp, Inc.	3,425	124,464
Merchants Bancorp	1,200	19,596
NMI Holdings, Inc., Class A(b)	5,500	160,875
Radian Group, Inc.	8,800	220,880
Total		893,065
Total Financials		6,020,345
Health Care 0.2%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	3,260	138,257
Apellis Pharmaceuticals, Inc.(b)	2,110	62,013
Arena Pharmaceuticals, Inc.(b)	1,800	87,687
ArQule, Inc.(b)	2,370	23,961
Common Stocks (continued)
Issuer	Shares	Value ($)
Arrowhead Pharmaceuticals, Inc.(b)	1,220	48,861
Atara Biotherapeutics, Inc.(b)	2,430	26,536
BeiGene Ltd., ADR(b)	122	16,877
bluebird bio, Inc.(b)	560	45,360
Blueprint Medicines Corp.(b)	1,090	75,036
CSL Ltd.	107	18,870
Dynavax Technologies Corp.(b)	8,875	45,174
FibroGen, Inc.(b)	950	37,193
Global Blood Therapeutics, Inc.(b)	740	35,483
Gossamer Bio, Inc.(b)	2,294	47,199
Immunomedics, Inc.(b)	8,170	130,720
Insmed, Inc.(b)	4,029	74,899
Medicines Co. (The)(b)	1,990	104,455
Mirati Therapeutics, Inc.(b)	990	93,238
Precision BioSciences, Inc.(b)	4,356	28,270
Repligen Corp.(b)	610	48,489
Rubius Therapeutics, Inc.(b)	3,440	30,410
Sage Therapeutics, Inc.(b)	510	69,181
Sarepta Therapeutics, Inc.(b)	635	52,743
SpringWorks Therapeutics, Inc.(b)	3,264	62,342
TCR2 Therapeutics, Inc.(b)	4,340	53,946
Turning Point Therapeutics, Inc.(b)	1,638	62,834
Ultragenyx Pharmaceutical, Inc.(b)	660	26,492
uniQure NV(b)	1,305	65,302
Total		1,611,828
Health Care Equipment & Supplies 0.0%
CryoLife, Inc.(b)	3,300	74,085
Integer Holdings Corp.(b)	2,075	160,688
Lantheus Holdings, Inc.(b)	7,000	145,950
Meridian Bioscience, Inc.	11,300	110,627
Natus Medical, Inc.(b)	3,550	119,564
NuVasive, Inc.(b)	1,100	77,594
Quidel Corp.(b)	2,625	149,362
Varex Imaging Corp.(b)	4,350	130,544
Total		968,414

38	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.0%
Alfresa Holdings Corp.	1,200	26,795
Corvel Corp.(b)	1,560	123,427
Cross Country Healthcare, Inc.(b)	7,100	76,751
Magellan Health, Inc.(b)	2,325	150,893
Owens & Minor, Inc.	3,800	25,574
R1 RCM, Inc.(b)	5,600	59,528
Suzuken Co., Ltd.	1,100	58,733
Tenet Healthcare Corp.(b)	3,050	77,287
Total		598,988
Health Care Technology 0.0%
HealthStream, Inc.(b)	4,850	136,091
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	2,060	151,678
Syneos Health, Inc.(b)	3,475	174,271
Total		325,949
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	2,140	47,487
Amphastar Pharmaceuticals, Inc.(b)	6,300	121,684
Astellas Pharma, Inc.	7,400	127,004
Bausch Health Companies, Inc.(b)	200	4,971
Endo International PLC(b)	2,800	12,852
GlaxoSmithKline PLC	6,296	144,209
GW Pharmaceuticals PLC, ADR(b)	780	104,380
Horizon Therapeutics PLC(b)	1,570	45,389
Novartis AG, Registered Shares	696	60,813
Novo Nordisk A/S, Class B	181	9,953
Odonate Therapeutics, Inc.(b)	2,700	85,752
Reata Pharmaceuticals, Inc., Class A(b)	870	179,290
Roche Holding AG, Genusschein Shares	636	191,408
Supernus Pharmaceuticals, Inc.(b)	1,720	47,799
Total		1,182,991
Total Health Care		4,824,261
Industrials 0.2%
Aerospace & Defense 0.0%
Safran SA	56	8,870
Vectrus, Inc.(b)	400	18,284
Total		27,154
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	3,800	75,658
Radiant Logistics, Inc.(b)	15,000	80,850
Total		156,508
Airlines 0.0%
Air Canada(b)	2,700	96,143
Building Products 0.1%
Advanced Drainage Systems, Inc.	4,500	166,590
American Woodmark Corp.(b)	1,720	170,555
Builders FirstSource, Inc.(b)	8,050	182,010
Caesarstone Ltd.	2,450	41,381
CSW Industrials, Inc.	2,100	145,362
Gibraltar Industries, Inc.(b)	3,275	174,328
Quanex Building Products Corp.	7,300	140,817
Total		1,021,043
Commercial Services & Supplies 0.0%
Brady Corp., Class A	1,725	97,186
Deluxe Corp.	1,650	85,519
Ennis, Inc.	1,150	22,529
Herman Miller, Inc.	3,600	167,400
HNI Corp.	3,625	137,750
Total		510,384
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,405	97,590
CIMIC Group Ltd.	3,194	72,788
EMCOR Group, Inc.	2,170	190,331
Great Lakes Dredge & Dock Corp.(b)	13,760	147,920
MasTec, Inc.(b)	2,725	171,512
Samsung Engineering Co., Ltd.(b)	3,053	46,607
Sinopec Engineering Group Co., Ltd., Class H	46,000	26,278
Skanska AB, Class B	456	9,716
Total		762,742
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	4,950	171,765
Industrial Conglomerates 0.0%
CITIC Ltd.	51,000	67,090

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.0%
EnPro Industries, Inc.	2,200	153,010
Mitsubishi Heavy Industries Ltd.	2,400	97,126
Mueller Industries, Inc.	5,100	156,927
Rexnord Corp.(b)	2,850	80,627
Sinotruk Hong Kong Ltd.	20,000	30,221
Wabash National Corp.	8,800	125,488
Weichai Power Co., Ltd., Class H	39,000	61,387
Total		704,786
Marine 0.0%
Costamare, Inc.	9,600	75,456
Professional Services 0.0%
Adecco Group AG, Registered Shares	482	28,653
Barrett Business Services, Inc.	1,560	136,859
FTI Consulting, Inc.(b)	670	72,943
Heidrick & Struggles International, Inc.	4,200	119,532
Kforce, Inc.	4,200	171,822
Wolters Kluwer NV	222	16,351
Total		546,160
Road & Rail 0.0%
ArcBest Corp.	2,515	72,658
Aurizon Holdings Ltd.	10,526	42,822
Canadian Pacific Railway Ltd.	400	90,961
Total		206,441
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	6,400	172,736
Foundation Building Materials, Inc.(b)	6,600	122,694
GMS, Inc.(b)	4,850	145,306
Titan Machinery, Inc.(b)	3,250	53,950
Veritiv Corp.(b)	9,000	122,760
Total		617,446
Transportation Infrastructure 0.0%
International Container Terminal Services, Inc.	13,430	31,396
Kamigumi Co., Ltd.	2,400	54,267
Total		85,663
Total Industrials		5,048,781
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.2%
Communications Equipment 0.0%
ADTRAN, Inc.	6,390	56,296
Extreme Networks, Inc.(b)	18,500	119,140
Telefonaktiebolaget LM Ericsson, Class B	763	6,668
Total		182,104
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	325	18,785
Belden, Inc.	2,850	146,148
Benchmark Electronics, Inc.	5,050	171,195
Fabrinet(b)	3,100	174,313
Tech Data Corp.(b)	1,345	163,418
Vishay Intertechnology, Inc.	8,750	176,312
Vishay Precision Group, Inc.(b)	4,100	139,605
Zhen Ding Technology Holding Ltd.	8,000	37,827
Total		1,027,603
IT Services 0.1%
Cardtronics PLC, Class A(b)	4,650	159,309
Cass Information Systems, Inc.	565	32,380
EVERTEC, Inc.	4,725	144,538
Hackett Group	2,300	38,893
KBR, Inc.	5,400	152,064
MAXIMUS, Inc.	1,485	113,959
Otsuka Corp.	600	24,191
Perspecta, Inc.	4,950	131,373
TTEC Holdings, Inc.	3,025	143,294
Wipro Ltd.	9,400	34,422
Total		974,423
Semiconductors & Semiconductor Equipment 0.0%
Amkor Technology, Inc.(b)	11,745	145,990
Cirrus Logic, Inc.(b)	2,150	146,114
GlobalWafers Co., Ltd.	4,000	47,725
MACOM Technology Solutions Holdings, Inc.(b)	3,950	89,823
Novatek Microelectronics	8,000	51,245
Realtek Semiconductor Corp.	7,000	51,926
Synaptics, Inc.(b)	4,100	172,651
Tokyo Electron Ltd.	600	121,559
Total		827,033

40	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.0%
CommVault Systems, Inc.(b)	3,250	161,428
Intelligent Systems Corp.(b)	1,025	46,299
j2 Global, Inc.	2,155	204,639
Progress Software Corp.	3,875	154,535
Qualys, Inc.(b)	950	81,064
SPS Commerce, Inc.(b)	2,720	143,534
TiVo Corp.	14,900	121,286
Total		912,785
Technology Hardware, Storage & Peripherals 0.0%
Chicony Electronics Co., Ltd.	13,000	40,388
FUJIFILM Holdings Corp.	200	8,781
Lenovo Group Ltd.	70,000	48,800
Lite-On Technology Corp.	21,000	34,604
Samsung Electronics Co., Ltd.	3,917	169,292
Total		301,865
Total Information Technology		4,225,813
Materials 0.1%
Chemicals 0.0%
Chase Corp.	510	59,746
Covestro AG	809	38,850
Ingevity Corp.(b)	1,760	148,210
Koppers Holdings, Inc.(b)	1,000	32,100
Stepan Co.	1,110	108,469
Total		387,375
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	7,000	41,837
U.S. Concrete, Inc.(b)	2,700	141,102
Total		182,939
Metals & Mining 0.1%
Anglo American PLC	1,944	50,033
BHP Group Ltd.	4,801	117,684
Fortescue Metals Group Ltd.	9,737	59,597
Kirkland Lake Gold Ltd.	300	14,088
Materion Corp.	2,430	138,121
MMC Norilsk Nickel PJSC	133	37,106
Rio Tinto PLC	2,328	121,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	6,250	133,375
Vale SA(b)	700	8,245
Total		679,449
Paper & Forest Products 0.0%
Oji Holdings Corp.	3,500	18,096
Verso Corp., Class A(b)	10,300	150,792
Total		168,888
Total Materials		1,418,651
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	55	18,997
American Assets Trust, Inc.	3,150	154,224
Ashford Hospitality Trust, Inc.	14,500	39,585
Braemar Hotels & Resorts, Inc.	4,400	40,612
CareTrust REIT, Inc.	2,550	61,812
CoreCivic, Inc.	7,700	117,502
CorEnergy Infrastructure Trust, Inc.	3,193	153,807
EastGroup Properties, Inc.	1,340	179,493
GEO Group, Inc. (The)	7,300	111,106
Investors Real Estate Trust	2,119	160,345
Klepierre	933	34,778
Lexington Realty Trust	15,300	166,464
PS Business Parks, Inc.	1,016	183,439
Retail Value, Inc.	3,625	132,711
Ryman Hospitality Properties, Inc.	420	35,351
Uniti Group, Inc.	17,300	119,716
Washington Prime Group, Inc.	10,700	45,154
Xenia Hotels & Resorts, Inc.	5,300	111,565
Total		1,866,661
Real Estate Management & Development 0.0%
Aldar Properties PJSC	29,900	19,121
China Aoyuan Group Ltd.	7,000	8,946
CK Asset Holdings Ltd.	2,500	17,394
Daito Trust Construction Co., Ltd.	100	13,252
Emaar Properties PJSC	15,951	18,538
Logan Property Holdings Co., Ltd.	20,000	30,460
RE/MAX Holdings, Inc., Class A	525	17,561
RMR Group, Inc. (The), Class A	2,875	139,150

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shui On Land Ltd.	243,500	49,003
Swire Pacific Ltd., Class A	500	4,766
Total		318,191
Total Real Estate		2,184,852
Utilities 0.0%
Electric Utilities 0.0%
Enel SpA	3,557	27,568
Manila Electric Co.	2,780	18,539
Otter Tail Corp.	300	17,004
Portland General Electric Co.	3,595	204,483
Total		267,594
Gas Utilities 0.0%
Chesapeake Utilities Corp.	1,565	148,362
Naturgy Energy Group SA	2,329	63,454
PT Perusahaan Gas Negara Persero Tbk	444,100	66,645
Southwest Gas Holdings, Inc.	2,160	188,568
Total		467,029
Multi-Utilities 0.0%
Avista Corp.	3,300	158,499
NorthWestern Corp.	2,050	148,666
Unitil Corp.	1,150	71,611
Total		378,776
Total Utilities		1,113,399
Total Common Stocks (Cost $31,268,032)		32,615,981

Equity Funds 52.3%
	Shares	Value ($)
International 14.7%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	8,088,701	55,326,717
Columbia Emerging Markets Fund, Institutional 3 Class(a)	6,615,238	87,718,051
Columbia Overseas Core Fund, Institutional 3 Class(a)	5,919,087	58,303,012
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,874,463	27,537,352
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	6,331,470	63,884,538
Total		292,769,670
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 36.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,095,774	111,282,187
Columbia Disciplined Core Fund, Institutional 3 Class(a)	8,859,397	111,008,239
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	6,800,606	65,081,798
Columbia Disciplined Value Fund, Institutional 3 Class(a)	15,874,236	157,313,683
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,273,836	58,774,793
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	6,746,525	95,935,583
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	4,473,548	64,329,616
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	2,154,736	58,845,854
Total		722,571,753
U.S. Small Cap 1.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	240,264	4,788,471
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	427,192	9,039,374
Columbia Small Cap Index Fund, Institutional 3 Class(a)	465,609	10,494,820
Total		24,322,665
Total Equity Funds (Cost $894,458,499)		1,039,664,088

Fixed-Income Funds 24.7%

Emerging Markets 1.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,976,623	22,138,177
High Yield 7.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	18,082,363	53,342,970
Columbia Income Opportunities Fund, Institutional 3 Class(a)	8,760,611	87,255,688
Total		140,598,658
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	987,524	9,628,358

42	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 16.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,054,279	96,790,244
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,894,983	19,404,630
Columbia Quality Income Fund, Institutional 3 Class(a)	19,523,016	108,547,970
Columbia Short Term Bond Fund, Institutional 3 Class(a)	4,682,374	46,870,559
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	3,981,649	46,107,490
Total		317,720,893
Total Fixed-Income Funds (Cost $479,726,291)		490,086,086

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	10,850	98,098
Total Financials		98,098
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	14,900	50,564
Total Utilities		50,564
Total Preferred Stocks (Cost $128,151)		148,662

Money Market Funds 16.3%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.425%(a),(g)	19,715,519	19,715,519
Columbia Short-Term Cash Fund, 1.938%(a),(g)	303,473,743	303,443,396
Total Money Market Funds (Cost $323,161,540)		323,158,915
Total Investments in Securities (Cost: $1,815,686,150)		1,964,701,817
Other Assets & Liabilities, Net		21,183,979
Net Assets		1,985,885,796

At October 31, 2019, securities and/or cash totaling $20,922,973 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
294,000 BRL	72,651 USD	Morgan Stanley	12/19/2019	—	(459)
304,212,000 IDR	21,615 USD	Morgan Stanley	12/19/2019	121	—
253,000 ILS	71,943 USD	Morgan Stanley	12/19/2019	—	(9)
168,413,000 KRW	144,040 USD	Morgan Stanley	12/19/2019	1	—
122,000 MYR	29,172 USD	Morgan Stanley	12/19/2019	—	(104)
1,471,000 PHP	28,792 USD	Morgan Stanley	12/19/2019	—	(130)
4,374,000 TWD	143,938 USD	Morgan Stanley	12/19/2019	—	(429)
28,723 USD	192,000 DKK	Morgan Stanley	12/19/2019	43	—
36,005 USD	2,561,000 INR	Morgan Stanley	12/19/2019	—	(165)
21,597 USD	197,000 NOK	Morgan Stanley	12/19/2019	—	(168)
50,418 USD	1,527,000 THB	Morgan Stanley	12/19/2019	178	—
637,000 ZAR	43,248 USD	Morgan Stanley	12/19/2019	1,354	—
Total				1,697	(1,464)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	155	11/2019	EUR	8,876,850	—	(1,094)
Euro Stoxx 50	667	12/2019	EUR	24,072,030	562,689	—
FTSE/MIB Index	102	12/2019	EUR	11,557,620	468,949	—
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	219	12/2019	USD	21,431,340	371,676	—
Russell 2000 E-mini	4	12/2019	USD	312,680	—	(3,590)
Russell 2000 E-mini	227	12/2019	USD	17,744,590	—	(166,750)
S&P 500 E-mini	1,426	12/2019	USD	216,452,540	1,536,390	—
U.S. Treasury 10-Year Note	794	12/2019	USD	103,455,719	—	(907,244)
U.S. Ultra Treasury Bond	163	12/2019	USD	30,929,250	—	(919,123)
Total					2,939,704	(1,997,801)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(79)	12/2019	GBP	(5,724,340)	76,030	—
MSCI Emerging Markets Index	(1,061)	12/2019	USD	(55,246,270)	—	(1,232,814)
TOPIX Index	(253)	12/2019	JPY	(4,221,305,000)	—	(3,090,788)
Total					76,030	(4,323,602)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.990	USD	20,831,000	94,000	—	—	94,000	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	4,760,594	973	(105,670)	4,655,897	—	(143,024)	186,341	—	20,625,626
Columbia Contrarian Core Fund, Institutional 3 Class
	4,707,575	17	(611,818)	4,095,774	—	5,104,079	10,311,978	—	111,282,187
Columbia Contrarian Europe Fund, Institutional 3 Class
	9,073,446	57	(984,802)	8,088,701	—	(519,315)	6,889,054	—	55,326,717
Columbia Corporate Income Fund, Institutional 3 Class
	10,022,245	246,812	(1,214,778)	9,054,279	—	263,855	7,617,795	2,551,498	96,790,244
Columbia Disciplined Core Fund, Institutional 3 Class
	9,710,054	59	(850,716)	8,859,397	—	5,206,382	4,560,783	—	111,008,239
Columbia Disciplined Growth Fund, Institutional 3 Class
	9,132,526	8,189	(2,340,109)	6,800,606	—	(2,331,615)	8,620,749	—	65,081,798
44	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Disciplined Value Fund, Institutional 3 Class
	17,014,753	2,120,564	(3,261,081)	15,874,236	—	2,139,811	8,127,206	—	157,313,683
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,068,454	55,356	(147,187)	1,976,623	—	40,096	371,963	619,625	22,138,177
Columbia Emerging Markets Fund, Institutional 3 Class
	7,293,895	43	(678,700)	6,615,238	—	1,937,019	6,626,029	—	87,718,051
Columbia Government Money Market Fund, Institutional 3 Class, 1.425%
	21,338,771	319,289	(1,942,541)	19,715,519	—	—	—	315,379	19,715,519
Columbia High Yield Bond Fund, Institutional 3 Class
	19,338,632	733,451	(1,989,720)	18,082,363	—	(140,131)	2,601,979	2,130,083	53,342,970
Columbia Income Opportunities Fund, Institutional 3 Class
	9,365,260	351,745	(956,394)	8,760,611	—	(82,093)	4,122,605	3,450,719	87,255,688
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,068,117	83	(80,676)	987,524	—	23,463	567,389	—	9,628,358
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,469,881	8	(196,053)	1,273,836	—	3,817,411	4,535,036	—	58,774,793
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,890,465	50,962	(46,444)	1,894,983	—	11,666	523,720	512,050	19,404,630
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(271,937)	—	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class
	5,536,566	265,650	—	5,802,216	—	—	2,139,082	2,480,514	54,946,981
Columbia Overseas Core Fund, Institutional 3 Class
	6,497,291	38,849	(617,053)	5,919,087	230,356	(263,235)	4,795,982	133,609	58,303,012
Columbia Overseas Value Fund, Institutional 3 Class
	3,088,383	2,566	(216,486)	2,874,463	—	88,494	1,733,325	23,058	27,537,352
Columbia Pacific/Asia Fund, Institutional 3 Class
	6,895,140	244,421	(808,091)	6,331,470	1,717,640	1,447,448	3,794,379	601,794	63,884,538
Columbia Quality Income Fund, Institutional 3 Class
	20,391,774	486,969	(1,355,727)	19,523,016	—	62,696	3,604,194	2,664,788	108,547,970
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	7,465,774	241,827	(961,076)	6,746,525	3,112,059	2,315,318	4,988,546	224,136	95,935,583
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	4,181,318	752,688	(460,458)	4,473,548	10,544,444	1,370,332	(5,462,533)	—	64,329,616
Columbia Select Large Cap Value Fund, Institutional 3 Class
	2,340,806	30	(186,100)	2,154,736	—	2,031,626	2,429,182	—	58,845,854
Columbia Select Small Cap Value Fund, Institutional 3 Class
	250,726	13	(10,475)	240,264	—	(52,616)	112,190	—	4,788,471
Columbia Short Term Bond Fund, Institutional 3 Class
	4,766,689	133,905	(218,220)	4,682,374	—	46,753	531,509	1,333,700	46,870,559
Columbia Short-Term Cash Fund, 1.938%
	277,191,878	182,854,201	(156,572,336)	303,473,743	—	(6,619)	6,034	5,214,683	303,443,396
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Small Cap Growth Fund I, Institutional 3 Class
	527,194	13	(100,015)	427,192	—	(123,481)	1,374,146	—	9,039,374
Columbia Small Cap Index Fund, Institutional 3 Class
	454,518	11,091	—	465,609	241,327	—	204,094	—	10,494,820
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,261,525	65,837	(345,713)	3,981,649	—	161,307	2,351,865	740,650	46,107,490
Total					15,845,826	22,405,627	87,992,685	22,996,286	1,931,937,174

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $65,086, which represents less than 0.01% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(e)	Negligible market value.
(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
46	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,139,385	9,477,477
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,672,891	15,842,272
Total Alternative Strategies Funds (Cost $32,642,392)		28,775,227

Common Stocks 2.8%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,422	36,733
Nippon Telegraph & Telephone Corp.	3,000	148,929
Total		185,662
Entertainment 0.0%
Glu Mobile, Inc.(b)	8,150	48,330
Toho Co., Ltd.	400	16,154
Total		64,484
Interactive Media & Services 0.0%
Auto Trader Group PLC	16,694	121,637
DHI Group, Inc.(b)	7,400	26,788
Meet Group, Inc. (The)(b)	15,000	63,900
Momo, Inc., ADR	1,517	50,850
Tencent Holdings Ltd.	600	24,338
Total		287,513
Media 0.1%
Gray Television, Inc.(b)	1,500	24,615
Informa PLC	2,812	28,264
National CineMedia, Inc.	5,450	45,753
RTL Group SA	1,319	67,022
TechTarget, Inc.(b)	1,725	42,090
TEGNA, Inc.	1,400	21,042
Telenet Group Holding NV(b)	747	36,701
WPP PLC	6,842	85,385
Total		350,872
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
Shenandoah Telecommunications Co.	1,470	47,275
Total Communication Services		935,806
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	1,025	16,636
Magna International, Inc.	2,703	145,339
Modine Manufacturing Co.(b)	3,075	35,147
Total		197,122
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	18,000	11,166
Fiat Chrysler Automobiles NV	1,184	18,374
Peugeot SA	4,847	122,756
Total		152,296
Distributors 0.0%
Funko, Inc., Class A(b)	2,425	43,650
Diversified Consumer Services 0.0%
Career Education Corp.(b)	1,950	27,612
Collectors Universe, Inc.	2,050	58,753
K12, Inc.(b)	2,225	44,033
Total		130,398
Hotels, Restaurants & Leisure 0.0%
Boyd Gaming Corp.	275	7,494
Brinker International, Inc.	1,540	68,453
Dine Brands Global, Inc.	800	58,520
Everi Holdings, Inc.(b)	6,650	66,899
SeaWorld Entertainment, Inc.(b)	2,280	60,237
Total		261,603
Household Durables 0.1%
Berkeley Group Holdings PLC	1,621	92,396
Ethan Allen Interiors, Inc.	575	11,333
M/I Homes, Inc.(b)	805	35,565
Sekisui House Ltd.	3,600	77,632
Sony Corp.	2,500	152,173
Taylor Morrison Home Corp., Class A(b)	2,900	72,645
Total		441,744
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	141	24,910
Rakuten, Inc.	5,000	47,667
Stamps.com, Inc.(b)	550	46,437
Total		119,014
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	2,035	66,382
MasterCraft Boat Holdings, Inc.(b)	1,400	22,050
Sturm Ruger & Co., Inc.	690	31,574
Total		120,006
Specialty Retail 0.1%
Genesco, Inc.(b)	1,240	48,174
Hibbett Sports, Inc.(b)	2,200	52,492
Lithia Motors, Inc., Class A	450	70,866
Office Depot, Inc.	21,400	44,084
Petrobras Distribuidora SA	2,400	16,996
Rent-A-Center, Inc.	2,000	51,740
Shoe Carnival, Inc.	280	9,293
Sleep Number Corp.(b)	1,010	48,601
Sportsman’s Warehouse Holdings, Inc.(b)	6,400	43,584
Total		385,830
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	108	33,347
Burberry Group PLC	4,540	120,387
Crocs, Inc.(b)	300	10,497
Deckers Outdoor Corp.(b)	440	67,276
Fossil Group, Inc.(b)	3,875	42,160
Kering SA	226	128,593
Pandora A/S	212	10,432
Total		412,692
Total Consumer Discretionary		2,264,355
Consumer Staples 0.2%
Beverages 0.0%
Coca-Cola European Partners PLC	2,070	110,766
Heineken Holding NV	155	14,789
Total		125,555
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.0%
Ingles Markets, Inc., Class A	1,340	52,836
Koninklijke Ahold Delhaize NV	5,746	143,190
Loblaw Companies Ltd.	400	21,332
SPAR Group Ltd. (The)	2,329	31,335
SpartanNash Co.	3,800	49,761
Total		298,454
Food Products 0.1%
JBS SA	10,900	76,889
John B. Sanfilippo & Son, Inc.	685	72,692
Nestlé SA, Registered Shares	306	32,736
Tingyi Cayman Islands Holding Corp.	8,000	10,642
Uni-President Enterprises Corp.	51,000	125,990
Total		318,949
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV(b)	9,768	19,626
Personal Products 0.0%
Edgewell Personal Care Co.(b)	1,200	42,000
Medifast, Inc.	555	61,572
Usana Health Sciences, Inc.(b)	665	49,283
Total		152,855
Tobacco 0.1%
British American Tobacco PLC	3,373	117,974
PT Gudang Garam Tbk	6,200	24,761
Swedish Match AB	2,541	119,372
Universal Corp.	680	37,264
Vector Group Ltd.	1,312	16,006
Total		315,377
Total Consumer Staples		1,230,816
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	340	15,212
Liberty Oilfield Services, Inc., Class A	3,050	28,090
Matrix Service Co.(b)	3,125	58,625
NexTier Oilfield Solutions, Inc.(b)	11,500	49,680
Total		151,607

48	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp.(b)	2,570	14,366
Canadian Natural Resources Ltd.	1,700	42,865
Cenovus Energy, Inc.	6,600	56,223
China Coal Energy Co., Ltd., Class H	23,000	9,172
Coal India Ltd.	26,986	78,834
CVR Energy, Inc.	1,395	66,151
Delek U.S. Holdings, Inc.	1,530	61,123
Denbury Resources, Inc.(b)	3,200	3,194
ENI SpA	7,222	109,565
Hindustan Petroleum Corp., Ltd.	2,716	12,416
Motor Oil Hellas Corinth Refineries SA	1,038	25,672
OMV AG	545	31,862
PT Bukit Asam Tbk	44,200	7,078
REX American Resources Corp.(b)	104	8,416
Royal Dutch Shell PLC, Class B	296	8,525
Southwestern Energy Co.(b)	6,200	12,710
Suncor Energy, Inc.	4,200	124,874
W&T Offshore, Inc.(b)	2,500	10,075
World Fuel Services Corp.	960	40,099
Yanzhou Coal Mining Co., Ltd., Class H	38,000	38,554
Total		761,774
Total Energy		913,381
Financials 0.5%
Banks 0.2%
Bancorp, Inc. (The)(b)	6,600	71,940
Bank Leumi Le-Israel BM	8,670	63,154
BNP Paribas SA	283	14,789
Cathay General Bancorp	2,095	74,519
China Everbright Bank Co., Ltd., Class H	63,000	28,991
China Merchants Bank Co., Ltd., Class H	4,000	19,077
ConnectOne Bancorp, Inc.	1,475	35,813
Customers Bancorp, Inc.(b)	2,791	65,812
DBS Group Holdings Ltd.	3,000	57,183
First BanCorp	6,800	71,536
Fulton Financial Corp.	3,075	52,460
Great Southern Bancorp, Inc.	960	58,003
Grupo Financiero Banorte SAB de CV, Class O	4,247	23,222
Hancock Whitney Corp.	1,910	74,490
Common Stocks (continued)
Issuer	Shares	Value ($)
Hilltop Holdings, Inc.	2,825	65,992
Iberiabank Corp.	705	51,740
International Bancshares Corp.	1,815	74,342
Israel Discount Bank Ltd.	11,097	50,711
Metropolitan Bank Holding Corp.(b)	180	7,729
Nedbank Group Ltd.	617	9,360
Nicolet Bankshares, Inc.(b)	200	13,796
OFG Bancorp	3,075	62,453
Postal Savings Bank of China Co., Ltd.(c)	103,000	66,040
Preferred Bank	850	45,314
Raiffeisen Bank International AG	1,405	34,618
RHB Bank Bhd	61,400	84,492
Sandy Spring Bancorp, Inc.	1,120	38,640
Sberbank of Russia PJSC	11,560	42,366
Shinhan Financial Group Co., Ltd.	352	12,825
Standard Bank Group Ltd.	10,496	120,497
Sumitomo Mitsui Financial Group, Inc.	800	28,403
Sumitomo Mitsui Trust Holdings, Inc.	400	14,578
United Community Banks, Inc.	1,325	40,028
Total		1,574,913
Capital Markets 0.1%
Ashford, Inc.(b)	14	345
Cohen & Steers, Inc.	1,130	73,947
Federated Investors, Inc., Class B	2,415	77,135
Korea Investment Holdings Co., Ltd.	1,405	81,623
Samsung Securities Co., Ltd.	2,751	79,255
Singapore Exchange	1,300	8,536
Waddell & Reed Financial, Inc., Class A	1,250	20,700
Total		341,541
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	1,840	61,069
Enova International, Inc.(b)	2,475	58,138
Nelnet, Inc., Class A	1,025	62,802
Regional Management Corp.(b)	1,700	49,181
Total		231,190

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.0%
Investor AB, Class B	602	30,885
ORIX Corp.	7,500	117,862
Total		148,747
Insurance 0.1%
Allianz SE, Registered Shares	746	182,190
American Equity Investment Life Holding Co.	2,060	50,841
Assicurazioni Generali SpA	7,382	149,688
AXA SA	5,677	150,277
CNP Assurances	3,337	66,237
Dai-ichi Life Holdings, Inc.	1,800	29,339
Employers Holdings, Inc.	1,590	67,320
Genworth Financial, Inc., Class A(b)	7,000	29,960
Powszechny Zaklad Ubezpieczen SA	793	7,674
Selective Insurance Group, Inc.	180	12,442
Swiss Life Holding AG, Registered Shares	230	115,188
Universal Insurance Holdings, Inc.	1,181	32,017
Total		893,173
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	1,625	25,188
Ellington Financial, Inc.	3,175	58,484
PennyMac Mortgage Investment Trust	2,850	65,236
Total		148,908
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	1,810	94,283
Federal Agricultural Mortgage Corp.	810	68,599
Flagstar Bancorp, Inc.	1,520	55,237
Merchants Bancorp	525	8,573
NMI Holdings, Inc., Class A(b)	2,450	71,662
Radian Group, Inc.	3,900	97,890
Total		396,244
Total Financials		3,734,716
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	1,450	61,494
Apellis Pharmaceuticals, Inc.(b)	940	27,627
Arena Pharmaceuticals, Inc.(b)	800	38,972
ArQule, Inc.(b)	1,050	10,616
Common Stocks (continued)
Issuer	Shares	Value ($)
Arrowhead Pharmaceuticals, Inc.(b)	540	21,627
Atara Biotherapeutics, Inc.(b)	1,080	11,794
BeiGene Ltd., ADR(b)	145	20,059
bluebird bio, Inc.(b)	250	20,250
Blueprint Medicines Corp.(b)	490	33,732
CSL Ltd.	127	22,397
Dynavax Technologies Corp.(b)	3,940	20,055
FibroGen, Inc.(b)	420	16,443
Global Blood Therapeutics, Inc.(b)	330	15,824
Gossamer Bio, Inc.(b)	1,019	20,966
Immunomedics, Inc.(b)	3,630	58,080
Insmed, Inc.(b)	1,795	33,369
Medicines Co. (The)(b)	890	46,716
Mirati Therapeutics, Inc.(b)	440	41,439
Precision BioSciences, Inc.(b)	1,937	12,571
Repligen Corp.(b)	270	21,462
Rubius Therapeutics, Inc.(b)	1,530	13,525
Sage Therapeutics, Inc.(b)	225	30,521
Sarepta Therapeutics, Inc.(b)	285	23,672
SpringWorks Therapeutics, Inc.(b)	1,451	27,714
TCR2 Therapeutics, Inc.(b)	1,930	23,990
Turning Point Therapeutics, Inc.(b)	731	28,041
Ultragenyx Pharmaceutical, Inc.(b)	290	11,641
uniQure NV(b)	585	29,273
Total		743,870
Health Care Equipment & Supplies 0.1%
CryoLife, Inc.(b)	1,475	33,114
Integer Holdings Corp.(b)	920	71,245
Lantheus Holdings, Inc.(b)	3,100	64,635
Meridian Bioscience, Inc.	5,000	48,950
Natus Medical, Inc.(b)	1,575	53,046
NuVasive, Inc.(b)	490	34,564
Quidel Corp.(b)	1,170	66,573
Varex Imaging Corp.(b)	1,925	57,769
Total		429,896

50	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,400	31,260
Corvel Corp.(b)	695	54,988
Cross Country Healthcare, Inc.(b)	3,150	34,052
Magellan Health, Inc.(b)	1,030	66,847
Owens & Minor, Inc.	1,700	11,441
R1 RCM, Inc.(b)	2,500	26,575
Suzuken Co., Ltd.	1,300	69,412
Tenet Healthcare Corp.(b)	1,350	34,209
Total		328,784
Health Care Technology 0.0%
HealthStream, Inc.(b)	2,175	61,031
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	915	67,371
Syneos Health, Inc.(b)	1,550	77,733
Total		145,104
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	950	21,080
Amphastar Pharmaceuticals, Inc.(b)	2,800	54,082
Astellas Pharma, Inc.	8,800	151,032
Bausch Health Companies, Inc.(b)	200	4,972
Endo International PLC(b)	1,250	5,737
GlaxoSmithKline PLC	7,459	170,848
GW Pharmaceuticals PLC, ADR(b)	345	46,168
Horizon Therapeutics PLC(b)	700	20,237
Novartis AG, Registered Shares	827	72,259
Novo Nordisk A/S, Class B	214	11,768
Odonate Therapeutics, Inc.(b)	1,200	38,112
Reata Pharmaceuticals, Inc., Class A(b)	390	80,371
Roche Holding AG, Genusschein Shares	753	226,620
Supernus Pharmaceuticals, Inc.(b)	775	21,537
Total		924,823
Total Health Care		2,633,508
Industrials 0.4%
Aerospace & Defense 0.0%
Safran SA	66	10,454
Vectrus, Inc.(b)	180	8,228
Total		18,682
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	1,675	33,349
Radiant Logistics, Inc.(b)	6,700	36,113
Total		69,462
Airlines 0.0%
Air Canada(b)	3,200	113,947
Building Products 0.1%
Advanced Drainage Systems, Inc.	2,000	74,040
American Woodmark Corp.(b)	765	75,857
Builders FirstSource, Inc.(b)	3,600	81,396
Caesarstone Ltd.	1,075	18,157
CSW Industrials, Inc.	930	64,375
Gibraltar Industries, Inc.(b)	1,450	77,183
Quanex Building Products Corp.	3,250	62,693
Total		453,701
Commercial Services & Supplies 0.0%
Brady Corp., Class A	770	43,382
Deluxe Corp.	730	37,836
Ennis, Inc.	525	10,285
Herman Miller, Inc.	1,600	74,400
HNI Corp.	1,620	61,560
Total		227,463
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,850	115,648
CIMIC Group Ltd.	3,786	86,279
EMCOR Group, Inc.	965	84,640
Great Lakes Dredge & Dock Corp.(b)	6,130	65,897
MasTec, Inc.(b)	1,210	76,157
Samsung Engineering Co., Ltd.(b)	3,618	55,233
Sinopec Engineering Group Co., Ltd., Class H	54,500	31,134
Skanska AB, Class B	540	11,506
Total		526,494
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	2,300	79,810
Industrial Conglomerates 0.0%
CITIC Ltd.	60,000	78,929

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	51

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
EnPro Industries, Inc.	980	68,159
Mitsubishi Heavy Industries Ltd.	2,800	113,314
Mueller Industries, Inc.	2,250	69,232
Rexnord Corp.(b)	1,275	36,070
Sinotruk Hong Kong Ltd.	23,500	35,510
Wabash National Corp.	3,925	55,971
Weichai Power Co., Ltd., Class H	46,000	72,405
Total		450,661
Marine 0.0%
Costamare, Inc.	4,250	33,405
Professional Services 0.1%
Adecco Group AG, Registered Shares	571	33,944
Barrett Business Services, Inc.	695	60,972
FTI Consulting, Inc.(b)	300	32,661
Heidrick & Struggles International, Inc.	1,880	53,505
Kforce, Inc.	1,860	76,092
Wolters Kluwer NV	263	19,371
Total		276,545
Road & Rail 0.0%
ArcBest Corp.	1,120	32,357
Aurizon Holdings Ltd.	12,468	50,723
Canadian Pacific Railway Ltd.	500	113,700
Total		196,780
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	2,825	76,247
Foundation Building Materials, Inc.(b)	2,950	54,840
GMS, Inc.(b)	2,150	64,414
Titan Machinery, Inc.(b)	1,450	24,070
Veritiv Corp.(b)	3,975	54,219
Total		273,790
Transportation Infrastructure 0.0%
International Container Terminal Services, Inc.	15,930	37,241
Kamigumi Co., Ltd.	2,800	63,311
Total		100,552
Total Industrials		2,900,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment 0.0%
ADTRAN, Inc.	2,845	25,065
Extreme Networks, Inc.(b)	8,200	52,808
Telefonaktiebolaget LM Ericsson, Class B	904	7,900
Total		85,773
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	150	8,670
Belden, Inc.	1,270	65,126
Benchmark Electronics, Inc.	2,250	76,275
Fabrinet(b)	1,380	77,597
Tech Data Corp.(b)	600	72,900
Vishay Intertechnology, Inc.	3,900	78,585
Vishay Precision Group, Inc.(b)	1,835	62,482
Zhen Ding Technology Holding Ltd.	9,000	42,555
Total		484,190
IT Services 0.1%
Cardtronics PLC, Class A(b)	2,070	70,918
Cass Information Systems, Inc.	248	14,213
EVERTEC, Inc.	2,100	64,239
Hackett Group	1,025	17,333
KBR, Inc.	2,400	67,584
MAXIMUS, Inc.	660	50,648
Otsuka Corp.	700	28,223
Perspecta, Inc.	2,200	58,388
TTEC Holdings, Inc.	1,350	63,949
Wipro Ltd.	11,139	40,791
Total		476,286
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	5,220	64,885
Cirrus Logic, Inc.(b)	960	65,241
GlobalWafers Co., Ltd.	5,000	59,656
MACOM Technology Solutions Holdings, Inc.(b)	1,750	39,795
Novatek Microelectronics	9,000	57,651
Realtek Semiconductor Corp.	8,000	59,344
Synaptics, Inc.(b)	1,820	76,640
Tokyo Electron Ltd.	700	141,819
Total		565,031

52	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.0%
CommVault Systems, Inc.(b)	1,450	72,021
Intelligent Systems Corp.(b)	460	20,778
j2 Global, Inc.	958	90,972
Progress Software Corp.	1,795	71,584
Qualys, Inc.(b)	420	35,839
SPS Commerce, Inc.(b)	1,210	63,852
TiVo Corp.	6,650	54,131
Total		409,177
Technology Hardware, Storage & Peripherals 0.0%
Chicony Electronics Co., Ltd.	15,000	46,601
FUJIFILM Holdings Corp.	200	8,780
Lenovo Group Ltd.	82,000	57,166
Lite-On Technology Corp.	25,000	41,196
Samsung Electronics Co., Ltd.	4,641	200,583
Total		354,326
Total Information Technology		2,374,783
Materials 0.2%
Chemicals 0.1%
Chase Corp.	225	26,359
Covestro AG	959	46,053
Ingevity Corp.(b)	785	66,105
Koppers Holdings, Inc.(b)	450	14,445
Stepan Co.	495	48,371
Total		201,333
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	8,500	50,802
U.S. Concrete, Inc.(b)	1,200	62,712
Total		113,514
Metals & Mining 0.1%
Anglo American PLC	2,304	59,298
BHP Group Ltd.	5,692	139,525
Fortescue Metals Group Ltd.	11,537	70,614
Kirkland Lake Gold Ltd.	400	18,784
Materion Corp.	1,080	61,387
MMC Norilsk Nickel PJSC	158	44,081
Rio Tinto PLC	2,759	143,639
Common Stocks (continued)
Issuer	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	2,775	59,218
Vale SA(b)	800	9,423
Total		605,969
Paper & Forest Products 0.0%
Oji Holdings Corp.	4,100	21,198
Verso Corp., Class A(b)	4,600	67,344
Total		88,542
Total Materials		1,009,358
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	24	8,290
American Assets Trust, Inc.	1,400	68,544
Ashford Hospitality Trust, Inc.	6,400	17,472
Braemar Hotels & Resorts, Inc.	1,950	17,999
CareTrust REIT, Inc.	1,150	27,876
CoreCivic, Inc.	3,400	51,884
CorEnergy Infrastructure Trust, Inc.	1,418	68,305
EastGroup Properties, Inc.	595	79,700
GEO Group, Inc. (The)	3,250	49,465
Investors Real Estate Trust	939	71,054
Klepierre	1,106	41,226
Lexington Realty Trust	6,800	73,984
PS Business Parks, Inc.	452	81,609
Retail Value, Inc.	1,610	58,942
Ryman Hospitality Properties, Inc.	185	15,571
Uniti Group, Inc.	7,650	52,938
Washington Prime Group, Inc.	4,800	20,256
Xenia Hotels & Resorts, Inc.	2,350	49,468
Total		854,583
Real Estate Management & Development 0.1%
Aldar Properties PJSC	35,427	22,656
China Aoyuan Group Ltd.	8,000	10,223
CK Asset Holdings Ltd.	3,000	20,873
Daito Trust Construction Co., Ltd.	100	13,252
Emaar Properties PJSC	18,899	21,965
Logan Property Holdings Co., Ltd.	24,000	36,552
RE/MAX Holdings, Inc., Class A	230	7,693
RMR Group, Inc. (The), Class A	1,280	61,952

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shui On Land Ltd.	288,500	58,059
Swire Pacific Ltd., Class A	500	4,766
Total		257,991
Total Real Estate		1,112,574
Utilities 0.1%
Electric Utilities 0.0%
Enel SpA	4,214	32,660
Manila Electric Co.	3,290	21,940
Otter Tail Corp.	140	7,935
Portland General Electric Co.	1,589	90,382
Total		152,917
Gas Utilities 0.1%
Chesapeake Utilities Corp.	695	65,886
Naturgy Energy Group SA	2,759	75,169
PT Perusahaan Gas Negara Persero Tbk	526,200	78,967
Southwest Gas Holdings, Inc.	960	83,808
Total		303,830
Multi-Utilities 0.0%
Avista Corp.	1,470	70,604
NorthWestern Corp.	920	66,718
Unitil Corp.	510	31,758
Total		169,080
Total Utilities		625,827
Total Common Stocks (Cost $18,784,244)		19,735,345

Equity Funds 70.0%
	Shares	Value ($)
International 18.6%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	2,916,271	19,947,295
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,439,580	45,608,835
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,341,893	23,067,642
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,620,952	15,528,714
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	2,789,595	28,147,014
Total		132,299,500
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 48.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,879,564	51,067,765
Columbia Disciplined Core Fund, Institutional 3 Class(a)	3,881,961	48,640,974
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	4,090,600	39,147,040
Columbia Disciplined Value Fund, Institutional 3 Class(a)	7,213,336	71,484,164
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	465,474	21,476,952
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	3,505,366	49,846,300
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,359,837	33,934,456
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	973,507	26,586,478
Total		342,184,129
U.S. Small Cap 3.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	403,722	8,046,171
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	162,486	3,438,215
Columbia Small Cap Index Fund, Institutional 3 Class(a)	505,399	11,391,698
Total		22,876,084
Total Equity Funds (Cost $432,883,509)		497,359,713

Fixed-Income Funds 12.7%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	310,369	3,476,129
High Yield 5.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	7,987,712	23,563,749
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,517,554	15,114,842
Total		38,678,591

54	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 6.7%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,490,890	26,627,616
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	408,214	4,180,110
Columbia Quality Income Fund, Institutional 3 Class(a)	1,568,926	8,723,231
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	718,550	8,320,808
Total		47,851,765
Total Fixed-Income Funds (Cost $87,140,797)		90,006,485

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	12,900	116,632
Total Financials		116,632
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	17,600	59,727
Total Utilities		59,727
Total Preferred Stocks (Cost $151,951)		176,359
Money Market Funds 9.5%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.425%(a),(d)	9,298,558	9,298,558
Columbia Short-Term Cash Fund, 1.938%(a),(d)	58,312,484	58,306,653
Total Money Market Funds (Cost $67,605,410)		67,605,211
Total Investments in Securities (Cost: $639,208,303)		703,658,340
Other Assets & Liabilities, Net		6,632,308
Net Assets		710,290,648

At October 31, 2019, securities and/or cash totaling $6,584,904 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
349,000 BRL	86,242 USD	Morgan Stanley	12/19/2019	—	(545)
11,000 CAD	8,416 USD	Morgan Stanley	12/19/2019	63	—
360,309,000 IDR	25,601 USD	Morgan Stanley	12/19/2019	143	—
300,000 ILS	85,308 USD	Morgan Stanley	12/19/2019	—	(10)
194,482,000 KRW	166,336 USD	Morgan Stanley	12/19/2019	1	—
145,000 MYR	34,672 USD	Morgan Stanley	12/19/2019	—	(123)
1,742,000 PHP	34,096 USD	Morgan Stanley	12/19/2019	—	(154)
5,051,000 TWD	166,217 USD	Morgan Stanley	12/19/2019	—	(495)
34,109 USD	228,000 DKK	Morgan Stanley	12/19/2019	51	—
42,654 USD	3,034,000 INR	Morgan Stanley	12/19/2019	—	(195)
25,653 USD	234,000 NOK	Morgan Stanley	12/19/2019	—	(199)
59,730 USD	1,809,000 THB	Morgan Stanley	12/19/2019	210	—
754,000 ZAR	51,192 USD	Morgan Stanley	12/19/2019	1,602	—
Total				2,070	(1,721)

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	139	11/2019	EUR	7,960,530	—	(981)
Euro Stoxx 50	189	12/2019	EUR	6,821,010	159,443	—
FTSE/MIB Index	44	12/2019	EUR	4,985,640	202,292	—
MSCI EAFE Index Future	43	12/2019	USD	4,207,980	72,977	—
Russell 2000 E-mini	2	12/2019	USD	156,340	—	(1,795)
S&P 500 E-mini	449	12/2019	USD	68,153,710	478,138	—
U.S. Treasury 10-Year Note	77	12/2019	USD	10,032,859	—	(87,982)
U.S. Treasury 5-Year Note	20	12/2019	USD	2,384,063	—	(11,757)
U.S. Ultra Treasury Bond	42	12/2019	USD	7,969,500	—	(240,135)
Total					912,850	(342,650)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(20)	12/2019	GBP	(1,449,200)	19,248	—
MSCI Emerging Markets Index	(489)	12/2019	USD	(25,462,230)	—	(533,116)
Russell 2000 E-mini	(57)	12/2019	USD	(4,455,690)	—	(193,443)
TOPIX Index	(82)	12/2019	JPY	(1,368,170,000)	—	(1,001,757)
Total					19,248	(1,728,316)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.990	USD	7,410,000	33,438	—	—	33,438	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	2,114,936	24,539	(90)	2,139,385	—	(112)	22,050	—	9,477,477
Columbia Contrarian Core Fund, Institutional 3 Class
	2,099,771	—	(220,207)	1,879,564	—	2,382,396	4,565,754	—	51,067,765
Columbia Contrarian Europe Fund, Institutional 3 Class
	3,126,243	892	(210,864)	2,916,271	—	227,378	2,015,221	—	19,947,295
Columbia Corporate Income Fund, Institutional 3 Class
	2,659,607	70,246	(238,963)	2,490,890	—	150,155	2,001,120	694,274	26,627,616
Columbia Disciplined Core Fund, Institutional 3 Class
	4,124,865	—	(242,904)	3,881,961	—	1,878,096	2,295,706	—	48,640,974
56	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,487,051	205,222	(1,601,673)	4,090,600	—	(1,439,480)	5,071,045	—	39,147,040
Columbia Disciplined Value Fund, Institutional 3 Class
	7,413,740	1,479,314	(1,679,718)	7,213,336	—	1,100,121	3,645,470	—	71,484,164
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	313,564	9,010	(12,205)	310,369	—	2,149	58,805	95,714	3,476,129
Columbia Emerging Markets Fund, Institutional 3 Class
	3,683,148	815	(244,383)	3,439,580	—	654,459	3,695,897	—	45,608,835
Columbia Government Money Market Fund, Institutional 3 Class, 1.425%
	9,107,990	205,824	(15,256)	9,298,558	—	—	—	136,579	9,298,558
Columbia High Yield Bond Fund, Institutional 3 Class
	8,189,532	326,832	(528,652)	7,987,712	—	(36,144)	1,099,518	923,310	23,563,749
Columbia Income Opportunities Fund, Institutional 3 Class
	1,554,387	61,551	(98,384)	1,517,554	—	28,632	654,905	586,226	15,114,842
Columbia Large Cap Growth Fund, Institutional 3 Class
	522,971	47	(57,544)	465,474	—	1,691,485	1,309,665	—	21,476,952
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	409,968	12,587	(14,341)	408,214	—	3,715	112,720	110,731	4,180,110
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(271,937)	—	3,455,478
Columbia Multi-Asset Income Fund, Institutional 3 Class
	1,596,299	76,592	—	1,672,891	—	—	616,738	715,180	15,842,272
Columbia Overseas Core Fund, Institutional 3 Class
	2,453,845	14,835	(126,787)	2,341,893	87,701	(81,521)	1,809,381	50,867	23,067,642
Columbia Overseas Value Fund, Institutional 3 Class
	1,666,059	2,865	(47,972)	1,620,952	—	20,962	983,861	12,601	15,528,714
Columbia Pacific/Asia Fund, Institutional 3 Class
	2,919,950	106,163	(236,518)	2,789,595	746,090	454,053	1,771,016	261,401	28,147,014
Columbia Quality Income Fund, Institutional 3 Class
	1,586,383	44,123	(61,580)	1,568,926	—	(2,229)	290,199	210,404	8,723,231
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	3,692,949	122,163	(309,746)	3,505,366	1,572,588	188,152	3,422,459	113,261	49,846,300
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,158,640	396,032	(194,835)	2,359,837	5,508,943	560,542	(2,736,045)	—	33,934,456
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,015,121	263	(41,877)	973,507	—	455,789	1,497,185	—	26,586,478
Columbia Select Small Cap Value Fund, Institutional 3 Class
	407,738	697	(4,713)	403,722	—	29,303	67,359	—	8,046,171
Columbia Short-Term Cash Fund, 1.938%
	54,617,720	41,238,167	(37,543,403)	58,312,484	—	(1,204)	1,042	1,037,001	58,306,653
Columbia Small Cap Growth Fund I, Institutional 3 Class
	188,796	255	(26,565)	162,486	—	(106,728)	561,927	—	3,438,215
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Small Cap Index Fund, Institutional 3 Class
	493,361	12,038	—	505,399	261,950	—	221,535	—	11,391,698
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	743,359	14,645	(39,454)	718,550	—	32,520	412,064	131,242	8,320,808
Total					8,177,272	8,192,489	35,194,660	5,078,791	683,746,636

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $77,206, which represents 0.01% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
58	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019